SPARTAN(REGISTERED TRADEMARK)
NEW YORK MUNICIPAL
FUNDS
AND
FIDELITY
NEW YORK MUNICIPAL
MONEY MARKET FUND

SEMIANNUAL REPORT
JULY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   NED JOHNSON ON INVESTING
                                 STRATEGIES

SPARTAN NEW YORK MUNICIPAL
INCOME FUND

                             4   PERFORMANCE

                             7   FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             10  INVESTMENT CHANGES

                             11  INVESTMENTS

                             26  FINANCIAL STATEMENTS

SPARTAN NEW YORK MUNICIPAL
MONEY MARKET FUND

                             30  PERFORMANCE

                             32  FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             34  INVESTMENT CHANGES

                             35  INVESTMENTS

                             44  FINANCIAL STATEMENTS

FIDELITY NEW YORK MUNICIPAL
MONEY MARKET FUND

                             48  PERFORMANCE

                             50  FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             52  INVESTMENT CHANGES

                             53  INVESTMENTS

                             63  FINANCIAL STATEMENTS

NOTES                        67  NOTES TO THE FINANCIAL
                                 STATEMENTS



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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

In July, the steadily growing U.S. economy again sparked fears of inflation and posed the threat of another Federal Reserve Board interest-rate hike at its August policy meeting. Despite rising profits and continued productivity gains at many U.S. corporations, stock and bond markets sold off sharply toward the month's end. Renewed jitters about inflation were sparked by a government report that showed a larger-than-expected increase in the employment-cost index.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN NEW YORK MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, past five year and past 10 year total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NY MUNICIPAL INCOME    -2.70%         2.07%        37.19%        95.60%

LB New York 4 Plus Year        -2.27%         2.75%        40.79%        n/a
Municipal Bond

New York Municipal Debt Funds  -2.77%         1.32%        32.06%        90.57%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NY MUNICIPAL INCOME      2.07%        6.53%         6.94%

LB New York 4 Plus Year          2.75%        7.08%         n/a
Municipal Bond

New York Municipal Debt Funds    1.32%        5.69%         6.62%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan NY Muni Income      LB Municipal Bond
             00071                       LB015
  1989/07/31      10000.00                    10000.00
  1989/08/31       9947.04                     9902.10
  1989/09/30       9904.69                     9872.59
  1989/10/31       9959.88                     9993.33
  1989/11/30      10103.02                    10168.22
  1989/12/31      10171.22                    10251.39
  1990/01/31      10114.91                    10202.90
  1990/02/28      10181.68                    10293.71
  1990/03/31      10155.40                    10296.80
  1990/04/30      10046.17                    10222.25
  1990/05/31      10272.27                    10445.40
  1990/06/30      10409.88                    10537.22
  1990/07/31      10584.03                    10692.11
  1990/08/31      10409.60                    10536.86
  1990/09/30      10407.80                    10542.87
  1990/10/31      10469.12                    10734.12
  1990/11/30      10656.15                    10949.98
  1990/12/31      10689.13                    10997.61
  1991/01/31      10834.15                    11145.20
  1991/02/28      10902.76                    11242.16
  1991/03/31      10954.50                    11246.21
  1991/04/30      11110.15                    11395.79
  1991/05/31      11189.97                    11497.09
  1991/06/30      11222.81                    11485.71
  1991/07/31      11398.90                    11625.61
  1991/08/31      11538.33                    11778.72
  1991/09/30      11736.55                    11932.08
  1991/10/31      11857.05                    12039.46
  1991/11/30      11909.00                    12073.05
  1991/12/31      12119.61                    12332.14
  1992/01/31      12014.75                    12360.26
  1992/02/29      12066.13                    12364.22
  1992/03/31      12083.51                    12368.79
  1992/04/30      12198.92                    12478.87
  1992/05/31      12386.46                    12625.75
  1992/06/30      12632.22                    12837.61
  1992/07/31      13024.57                    13222.48
  1992/08/31      12856.57                    13093.56
  1992/09/30      12932.96                    13179.19
  1992/10/31      12731.58                    13049.64
  1992/11/30      13025.47                    13283.36
  1992/12/31      13207.72                    13418.98
  1993/01/31      13370.06                    13575.05
  1993/02/28      13892.78                    14066.06
  1993/03/31      13744.16                    13917.38
  1993/04/30      13883.06                    14057.80
  1993/05/31      13971.35                    14136.81
  1993/06/30      14208.42                    14372.75
  1993/07/31      14221.21                    14391.58
  1993/08/31      14548.00                    14691.21
  1993/09/30      14699.47                    14858.55
  1993/10/31      14711.08                    14887.22
  1993/11/30      14554.59                    14756.07
  1993/12/31      14910.89                    15067.57
  1994/01/31      15068.58                    15239.64
  1994/02/28      14620.86                    14844.93
  1994/03/31      13871.29                    14240.45
  1994/04/30      13984.00                    14361.21
  1994/05/31      14135.45                    14485.72
  1994/06/30      13962.79                    14397.21
  1994/07/31      14257.60                    14661.11
  1994/08/31      14313.22                    14711.84
  1994/09/30      14028.18                    14495.87
  1994/10/31      13695.81                    14238.42
  1994/11/30      13275.28                    13980.99
  1994/12/31      13715.87                    14288.71
  1995/01/31      14197.66                    14697.08
  1995/02/28      14684.69                    15124.47
  1995/03/31      14853.33                    15298.25
  1995/04/30      14882.39                    15316.31
  1995/05/31      15420.03                    15805.05
  1995/06/30      15231.70                    15667.55
  1995/07/31      15323.70                    15816.07
  1995/08/31      15545.38                    16016.62
  1995/09/30      15626.05                    16118.01
  1995/10/31      15916.45                    16352.36
  1995/11/30      16216.68                    16623.65
  1995/12/31      16400.19                    16783.40
  1996/01/31      16510.23                    16910.12
  1996/02/29      16339.02                    16795.97
  1996/03/31      16095.18                    16581.32
  1996/04/30      16044.71                    16534.40
  1996/05/31      16036.53                    16527.78
  1996/06/30      16239.30                    16707.77
  1996/07/31      16378.78                    16859.81
  1996/08/31      16328.94                    16855.76
  1996/09/30      16601.80                    17091.74
  1996/10/31      16811.13                    17285.05
  1996/11/30      17128.66                    17601.37
  1996/12/31      17022.89                    17527.44
  1997/01/31      17042.04                    17560.57
  1997/02/28      17219.56                    17721.78
  1997/03/31      16947.05                    17485.54
  1997/04/30      17103.75                    17631.90
  1997/05/31      17404.50                    17897.08
  1997/06/30      17590.51                    18087.69
  1997/07/31      18146.92                    18588.72
  1997/08/31      17922.63                    18414.54
  1997/09/30      18123.43                    18633.12
  1997/10/31      18255.84                    18752.93
  1997/11/30      18356.43                    18863.20
  1997/12/31      18678.06                    19138.41
  1998/01/31      18885.42                    19335.92
  1998/02/28      18852.03                    19341.72
  1998/03/31      18863.91                    19358.74
  1998/04/30      18702.01                    19271.43
  1998/05/31      19073.07                    19576.50
  1998/06/30      19131.31                    19653.63
  1998/07/31      19163.33                    19702.96
  1998/08/31      19510.52                    20007.37
  1998/09/30      19780.20                    20256.67
  1998/10/31      19765.98                    20256.26
  1998/11/30      19824.95                    20327.36
  1998/12/31      19856.57                    20378.58
  1999/01/31      20103.45                    20620.89
  1999/02/28      19956.47                    20530.77
  1999/03/31      19958.53                    20559.31
  1999/04/30      20002.52                    20610.50
  1999/05/31      19845.80                    20491.17
  1999/06/30      19496.89                    20196.10
  1999/07/30      19560.41                    20269.61
IMATRL PRASUN   SHR__CHT 19990731 19990812 115801 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan New York Municipal Income Fund on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $19,560 a 95.60% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,270 - a 102.70% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JULY 31,  YEARS ENDED JANUARY 31,

                  1999                       1999                     1998    1997    1996    1995

Dividend returns  2.22%                      4.81%                    5.36%   5.20%   5.93%   5.27%

Capital returns   -4.92%                     1.64%                     5.46%  -1.98%  10.36%  -11.05%

Total returns     -2.70%                     6.45%                    10.82%  3.22%   16.29%  -5.78%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          5.02(cents)   29.20(cents)   59.29(cents)

Annualized dividend rate     4.77%         4.65%          4.62%

30-day annualized yield      4.60%         -              -

30-day annualized            8.05%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.38 over the past one month, $12.66 over the past six months and $12.82 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 42.83% combined effective 1999 federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN NEW YORK MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds outperformed their
Treasury and spread-sector
counterparts - corporates,
mortgages and the like - on an
absolute basis during the six-month
period ending July 31, 1999.
Unfortunately, the muni market's
overall performance was also in
negative territory. For the period,
the Lehman Brothers Municipal
Bond Index - an index of
approximately 50,000
investment-grade, fixed-rate,
tax-exempt bonds - declined
1.70%. In comparison, the market
proxy for U.S. government bonds, the
Lehman Brothers Long-Term
Government Bond Index, fell
7.96%. The overall taxable-bond
market, as measured by the
Lehman Brothers Aggregate Bond
Index, dropped 2.49% over the
past six months. While the supply of
municipals was relatively light
during the period - particularly
compared to 1998's near-record
levels of issuance - demand was
similarly muted, especially among
institutional investors. Tighter Federal
Reserve Board monetary policy and
Y2K concerns also contributed to
the downward pressure on muni
bond prices. Municipals did
receive a lift on the last day of June,
as the Fed shifted its monetary
policy stance from a tightening bias
to a neutral stance. However, that
good news was effectively
counterbalanced by a
stronger-than-expected 1.1% increase
in the employment cost index for the
month of July, a potential harbinger
of inflation and another Fed rate
hike.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Spartan New York Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the six-month period that ended July 31, 1999, the fund had a total return of -2.70%. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned -2.77% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index - which tracks the types of securities in which the fund invests
- fell 2.27%. For the 12 months that ended July 31, 1999, the fund returned 2.07%. That compared to the New York municipal debt funds average's 1.32% return and the Lehman Brothers index's 2.75% return for the same 12-month period.

Q. WHY DID THE FUND BEAT ITS PEERS DURING THE PAST SIX MONTHS?

A. The fund benefited from its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices above face - or par - value. As interest rates rose, premiums outperformed par and discount bonds, which trade at and below face value, respectively.

Q. WHAT WERE SOME OTHER POSITIVES FOR THE FUND'S PERFORMANCE?

A. General obligation bonds (GOs) performed best. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer, and is paid with general revenues, including taxes. Thanks to strong economic conditions, most New York GO issuers enjoyed increased tax collections.

Q. WHAT WERE THE DISAPPOINTMENTS?

A. As often occurs in the fund management business, key factors that boosted performance in one period caused returns to lag in the following period. Throughout most of 1998 and early 1999, the fund benefited from its relatively large weighting in intermediate-maturity bonds with maturities of between five and 15 years. They outpaced their longer-term counterparts during that period. Over the past six months, however, the fund's relatively large weighting in intermediate-maturity bonds and its relatively small weighting in longer-term securities hurt the fund. In addition, health care bonds performed poorly, coming under pressure from increasingly competitive industry conditions and federally mandated cutbacks in Medicare reimbursements.

Q. WHAT WAS THE SOURCE OF INTERMEDIATE-MATURITY BONDS' PROBLEMS AND WHAT WAS YOUR RESPONSE?

A. Given the ongoing strength of the economy and growing fears of inflation, investors became increasingly worried that interest rates would rise over the short- to medium-term, but appeared less concerned about the long-term outlook. In response, investors pushed short- and intermediate-maturity bond yields higher in percentage terms than longer-term bond yields. Since bond prices move in the opposite direction of their yields, short- and intermediate-maturity bond prices declined more in percentage terms than their longer-maturity counterparts during the past six months. In addition, intermediate-maturity municipals came under pressure when some institutional investors that had been heavy buyers of intermediate municipal bonds last year, sold them in 1999. Despite their disappointing recent performance, I continued to maintain a relatively large weighting in intermediate maturity bonds because I believe that they - much more than longer-term bonds - offer an attractive amount of yield for their interest-rate risk.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?

A. Supply and demand conditions - which can have a dramatic effect on the municipal market's performance - appear favorable. In contrast to last year, there has been a relatively light supply of municipal bonds issued so far in 1999. In 1998, falling interest rates prompted a wave of municipal bond refundings as issuers looked to refinance their debt at lower interest rates. Those refundings made up more than one-third of total municipal bond supply issued last year. So far this year, however, refunding issuance has slowed dramatically as interest rates have risen. Meanwhile, demand has been firm. However, the direction of interest rates will be the primary factor determining municipal bond performance. Rather than spending time trying to predict the direction of interest rates, I'll continue to look for attractively priced bonds that I believe can perform well in relation to other bonds, no matter where interest rates end up.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
free from federal, state and
New York City income
taxes by investing primarily
in longer-term,
investment-grade New York
municipal securities

FUND NUMBER: 071

TRADING SYMBOL: FTFMX

START DATE: July 10, 1984

SIZE: as of July 31, 1999,
more than $1.1 billion

MANAGER: Norm Lind, since
1993; manager, various Fidelity
and Spartan municipal income
funds; joined Fidelity in
1986

NORM LIND ON THE STRENGTH OF
WALL STREET AND ITS
CONTRIBUTION TO THE NEW YORK
ECONOMY:

"The five-year-long bull market in
stocks and the resulting strength
of Wall Street have been key
ingredients in both New York City's
and New York state's strong fiscal
condition. The city and the state
have enjoyed exploding revenue
collections, despite posting
overall economic growth rates that
lag the national average. All the
revenues generated by Wall Street
- in the form of property,
personal and business taxes -
have helped the city and state
avoid budgetary challenges. Even
areas as far away from Wall Street
as upstate have enjoyed a "trickle
down" effect, receiving more
money from the state to fund
schools, welfare programs and other
programs. Using history as a guide,
however, we know that Wall Street's
current strength probably won't go
uninterrupted forever. Among the
many factors I consider when
evaluating municipal issuers is how
well New York municipal issuers are
planning for the day when the
current Wall Street boom slows and
tax revenues decline. Fortunately,
many municipal issuers across the
state have been conservative in
their projections of future revenues.
That's especially true for New York
City, which I believe is a positive
for the city's creditworthiness."

SPARTAN NEW YORK MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF JULY
31, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            35.6                     36.2

Special Tax                    17.2                     16.7

Transportation                 13.0                     12.4

Water & Sewer                  8.6                      6.5

Education                      7.9                      7.6

AVERAGE YEARS TO MATURITY AS
OF JULY 31, 1999

                                                        6 MONTHS AGO

Years                          13.3                     13.7


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JULY 31, 1999

                                     6 MONTHS AGO

Years                          7.3   7.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION

AS OF JULY 31, 1999

Aaa 42.2%
Aa, A 43.1%
Baa 12.9%
Not Rated 0.4%
Short-term
Investments 1.4%

Row: 1, Col: 1, Value: 42.2
Row: 1, Col: 2, Value: 43.1
Row: 1, Col: 3, Value: 12.9
Row: 1, Col: 4, Value: 0.4
Row: 1, Col: 5, Value: 1.4

AS OF JANUARY 31, 1999

Aaa 42.1%
Aa, A 42.0%
Baa 14.0%
Not Rated 0.4%
Short-term
Investments 1.5%

Row: 1, Col: 1, Value: 42.1
Row: 1, Col: 2, Value: 42.0
Row: 1, Col: 3, Value: 14.0
Row: 1, Col: 4, Value: 0.4
Row: 1, Col: 5, Value: 1.5

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN NEW YORK MUNICIPAL INCOME FUND

INVESTMENTS JULY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - 95.3%

Albany County Gen. Oblig.         Aaa       $ 1,275,000                       $ 1,342,856
5.85% 6/1/13 (FGIC Insured)

Buffalo Swr. Auth. Rev. Rfdg.     Aaa        2,700,000                         2,653,641
(Swr. Sys.) Series G, 5%
7/1/12 (FGIC Insured)

Canandaigua City School           Aaa        515,000                           534,395
District Rfdg. 5.25% 6/1/07
(AMBAC Insured)

Cherry Valley Springfield
Central School District:

7.8% 5/1/14 (MBIA Insured)        Aaa        435,000                           552,463

7.8% 5/1/15 (MBIA Insured)        Aaa        435,000                           554,960

7.8% 5/1/16 (MBIA Insured)        Aaa        435,000                           556,957

7.8% 5/1/17 (MBIA Insured)        Aaa        435,000                           559,658

7.8% 5/1/18 (MBIA Insured)        Aaa        434,000                           560,702

Erie County Gen. Oblig.
Series A:

6% 2/1/04 (FGIC Insured)          Aaa        1,100,000                         1,171,951

6% 2/1/05 (FGIC Insured)          Aaa        1,000,000                         1,073,530

6% 2/1/06 (FGIC Insured)          Aaa        1,030,000                         1,111,844

Erie County Wtr. Auth. Impt.      AA         2,000,000                         2,100,020
& Extension Rev. Series 3,
6.1% 12/1/04 (Escrowed to
Maturity) (e)

Long Island Pwr. Auth. Elec.
Sys. Rev.:

Series 8, 4.5%, tender 4/1/04     Aaa        10,000,000                        9,895,100
(AMBAC Insured)

Series A, 5.75% 12/1/24           Baa1       25,000,000                        25,126,735

Metro. Trans. Auth. Dedicated     Aaa        3,000,000                         2,887,710
Tax Fund Series A, 5.25%
4/1/26 (MBIA Insured)

Metro. Trans. Auth. Svc.
Contract:

(Commuter Facilities) Series      Baa1       5,400,000                         6,107,562
3, 7.375% 7/1/08

(Trans. Facilities) Series 3,     Baa1       1,830,000                         2,069,785
7.375% 7/1/08

Rfdg. (Trans. Facilities):

Series 5, 6.9% 7/1/05             Baa1       4,100,000                         4,353,134

Series 7, 5.45% 7/1/07            Baa1       4,930,000                         5,112,706

Rfdg. (Cap. Appreciation)         Baa1       9,500,000                         5,391,630
(Trans. Facilities) Series
7, 0% 7/1/10

Monroe County Gen. Oblig.:

(Pub. Impt.):

6.1% 3/1/04 (MBIA Insured)        Aaa        870,000                           909,159

6.5% 6/1/04                       Aa2        65,000                            70,871

6.5% 6/1/04 (Escrowed to          Aa2        2,245,000                         2,452,865
Maturity) (e)

6.5% 6/1/05                       Aa2        115,000                           126,662

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

Monroe County Gen. Oblig.: -
continued

(Pub. Impt.): - continued

6.5% 6/1/06                       Aa2       $ 120,000                         $ 133,216

6.5% 6/1/06 (Escrowed to          Aa2        3,625,000                         4,035,459
Maturity) (e)

6.5% 6/1/07 (AMBAC Insured)       Aaa        50,000                            56,006

6.5% 6/1/07 (AMBAC Insured)       Aaa        950,000                           1,064,105
(Escrowed to Maturity) (e)

7% 6/1/03 (FGIC Insured)          Aaa        1,000,000                         1,092,370

7% 6/1/04 (FGIC Insured)          Aaa        2,150,000                         2,387,769

6% 6/1/04                         Aa2        1,510,000                         1,612,001

6% 6/1/05                         Aa2        2,155,000                         2,329,921

Monroe Woodbury Central
School District:

5.625% 5/15/22 (MBIA Insured)     Aaa        1,245,000                         1,260,102

5.625% 5/15/24 (MBIA Insured)     Aaa        2,645,000                         2,673,407

Muni. Assistance Corp. for
New York City:

Rfdg.:

Series D, 6% 7/1/05 (AMBAC        Aaa        10,000,000                        10,784,600
Insured)

Series E:

6% 7/1/03                         Aa2        1,250,000                         1,324,263

6% 7/1/04                         Aa2        14,500,000                        15,508,620

6% 7/1/05                         Aa2        12,945,000                        13,939,694

Series E, 6% 7/1/06               Aa2        5,000,000                         5,409,950

Series I, 5.5% 7/1/04 (AMBAC      Aa2        8,000,000                         8,381,520
Insured)

Series L, 6% 7/1/07               Aa2        5,000,000                         5,425,600

Nassau County Gen. Oblig.:

(Gen. Impt.):

Series R, 5.125% 11/1/05          Aaa        2,565,000                         2,640,975
(FGIC Insured)

Series T, 5.2% 9/1/11 (FGIC       Aaa        2,695,000                         2,703,139
Insured)

Rfdg.:

(Combined Swr. District)          Aaa        350,000                           362,114
Series F, 5.3% 7/1/07 (MBIA
Insured)

(Gen. Impt.) Series A, 6.5%       Aaa        4,000,000                         4,443,680
5/1/07  (FGIC Insured)

Series A, 6% 7/1/09 (FGIC         Aaa        3,320,000                         3,588,787
Insured)

Series P, 6.3% 11/1/03 (FGIC      Aaa        1,000,000                         1,073,460
Insured)

Series U:

5.25% 11/1/11 (AMBAC Insured)     Aaa        1,500,000                         1,510,020

5.25% 11/1/15 (AMBAC Insured)     Aaa        2,150,000                         2,123,985

New York City Edl.                Aaa        1,895,000                         2,029,602
Construction Fund Series A,
6.25% 10/1/03 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.:

Rfdg.:

Series A:

6.25% 8/1/08                      A3        $ 1,000,000                       $ 1,085,450

7% 8/1/03                         A3         2,000,000                         2,179,300

Series B:

5.7% 8/15/02                      A3         2,260,000                         2,345,066

5.7% 8/15/02 (Escrowed to         A3         75,000                            78,212
Maturity) (e)

6.2% 8/15/06                      A3         2,195,000                         2,372,751

Series C:

5.7% 8/15/02                      A3         1,310,000                         1,359,308

6% 2/1/22                         A3         3,500,000                         3,625,965

Series E:

6% 8/1/26                         A3         3,455,000                         3,571,917

6.2% 8/1/07 (MBIA Insured)        Aaa        1,750,000                         1,912,488

6.5% 2/15/06                      A3         1,000,000                         1,092,490

Series F, 6% 8/1/16               A3         7,750,000                         8,090,535

Series G:

5.25% 8/1/11                      A3         5,000,000                         4,993,700

5.35% 8/1/13                      A3         5,000,000                         4,988,850

Series H, 6% 8/1/17               A3         1,000,000                         1,044,470

Series I, 5.875% 3/15/12          A3         10,000,000                        10,408,400

Series 1999 I:

6.125% 4/15/07 (Pre-Refunded      A3         2,290,000                         2,514,557
to 4/15/07 @ 101) (e)

6.125% 4/15/11                    A3         22,710,000                        24,225,665

Series A, 5.3% 8/1/12             A3         6,000,000                         5,986,860

Series A1, 6.25% 8/1/03           Aaa        9,200,000                         9,809,868
(AMBAC Insured)

Series B:

5.875% 8/15/13                    A3         3,870,000                         4,020,350

6.5% 8/15/11                      A3         1,000,000                         1,119,630

7.5% 2/1/02                       A3         1,000,000                         1,072,160

7.5% 2/1/03                       A3         5,000,000                         5,426,800

7.5% 2/1/07                       A3         5,500,000                         5,936,975

Series C, 6.4% 8/1/03             A3         6,000,000                         6,399,720

Series D:

5.25% 8/1/13                      A3         2,500,000                         2,470,025

5.25% 8/1/21 (MBIA Insured)       Aaa        6,000,000                         5,787,600

5.375% 8/1/17                     A3         2,500,000                         2,464,250

5.75% 2/15/08                     A3         1,000,000                         1,044,650

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Series E:

6% 8/1/08 (FGIC Insured)          Aaa       $ 8,000,000                       $ 8,605,920

6% 8/1/26 (Pre-Refunded to        A3         295,000                           322,674
8/1/06 @ 101.5 (e)

Series F, 5.75% 2/1/15            A3         2,500,000                         2,550,700

Series G:

6% 10/15/26                       A3         4,950,000                         5,134,536

6% 10/15/26 (Pre-Refunded to      A3         50,000                            54,718
10/15/07 @ 101) (e)

Series H:

5.5% 8/1/12                       A3         9,000,000                         9,129,690

7% 2/1/05                         A3         665,000                           711,723

7% 2/1/05 (Pre-Refunded to        Aaa        1,365,000                         1,475,347
2/1/02 @ 101.5 (e)

7% 2/1/06                         A3         420,000                           448,997

Series J, 6.125% 8/1/12           A3         1,000,000                         1,064,560

Series L, 5.75% 8/1/12            A3         3,700,000                         3,834,865

New York City Ind. Dev. Agcy.     Aaa        1,000,000                         1,093,980
Civic Facilities Rev. (USTA
Nat'l. Tennis Ctr. Proj.)
6.4% 11/15/08 (FSA Insured)

New York City Ind. Dev. Agcy.     Aaa        2,900,000                         3,084,237
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991, 6% 11/1/15 (FSA
Insured) (d)

New York City Ind. Dev. Agcy.
Spl. Facilities Rev.:

(American Airlines, Inc.          Baa2       10,000,000                        10,835,200
Proj.) 6.9% 8/1/24 (d)

(Term. One Group Assoc. Proj.):

5.7% 1/1/04 (d)                   A3         1,500,000                         1,552,320

6% 1/1/08 (d)                     A3         500,000                           523,405

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.:

Series B:

5.375% 6/15/07 (AMBAC Insured)    Aaa        500,000                           519,585

5.5% 6/15/27 (MBIA Insured)       Aaa        7,775,000                         7,731,771

5.875% 6/15/26                    A1         21,250,000                        21,724,938

Series C, 7% 6/15/16 (FGIC        Aaa        500,000                           533,900
Insured) (Pre-Refunded to
6/15/01 @ 101.5 (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Transitional
Fin. Auth. Rev.  (Future Tax):

2nd Series A:

5% 8/15/15                        Aa3       $ 3,375,000                       $ 3,237,604

5.125% 8/15/21                    Aa3        21,000,000                        19,846,680

2nd Series B:

4.75% 11/15/16                    Aa3        11,470,000                        10,563,297

4.75% 11/1/23                     Aa3        9,000,000                         7,969,140

4.75% 11/15/23                    Aa3        2,000,000                         1,768,340

2nd Series C, 5.25% 5/1/13        Aa3        10,000,000                        9,986,700

New York City Trust Cultural
Resources Rev.:

(American Museum of Natural       Aaa        4,850,000                         4,893,844
History)  Series A, 5.65%
4/1/22 (MBIA Insured)

(New York Botanical Garden)       Aaa        1,250,000                         1,290,850
5.75% 7/1/16 (MBIA Insured)

New York Metro. Trans. Auth.
Commuter Facilities Rev.:

Rfdg. (Svc. Contract) Series      Baa1       2,960,000                         3,019,792
R, 5.4% 7/1/10

Series E, 5.5% 7/1/09 (AMBAC      Aaa        2,705,000                         2,823,479
Insured)

New York Metro. Trans. Auth.
Trans. Facilities Rev.:

Rfdg.:

(Svc. Contract) Series R,         Baa1       4,000,000                         4,075,160
5.3% 7/1/09

Series K, 6.3% 7/1/06 (MBIA       Aaa        10,150,000                        11,129,272
Insured)

Series N, 0% 7/1/11 (FGIC         Aaa        5,980,000                         3,233,685
Insured)

Series A:

5.75% 7/1/21 (MBIA Insured)       Aaa        10,000,000                        10,214,300

6% 7/1/16 (FSA Insured)           Aaa        9,090,000                         9,578,133

New York State Dorm. Auth.
Lease Rev.:

(State Univ. Dorm.
Facilities) Series A:

5.3% 7/1/24 (AMBAC Insured)       Aaa        3,150,000                         3,065,171

6% 7/1/05 (AMBAC Insured) (b)     Aaa        2,240,000                         2,406,118

Rfdg. (State Univ. Dorm.          Aaa        7,370,000                         7,794,291
Facilities) Series A, 6%
7/1/03 (AMBAC Insured)

New York State Dorm. Auth.
Revs.:

(Barnard College) 5.25%           Aaa        4,625,000                         4,451,285
7/1/26  (AMBAC Insured)

(Champlain Valley Physicians):

6% 7/1/08 (Connie Lee Insured)    AAA        600,000                           647,298

6% 7/1/09 (Connie Lee Insured)    AAA        370,000                           400,862

6% 7/1/10 (Connie Lee Insured)    AAA        250,000                           270,938

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Revs.: - continued

(City Univ. Sys.):

Series C, 7.5% 7/1/10             Baa1      $ 4,000,000                       $ 4,627,120

5.5% 7/1/16 (AMBAC Insured)       Aaa        2,500,000                         2,533,650

(Columbia Univ.) Series A,        Aaa        9,700,000                         10,407,324
5.75% 7/1/09

(Consolidated City Univ. Sys.):

2nd Series A, 5.75% 7/1/07        Aaa        1,965,000                         2,093,413
(MBIA Insured)

Series 1, 5% 7/1/11 (MBIA         Aaa        11,095,000                        10,972,733
Insured)

Series A:

5.5% 7/1/04                       Baa1       2,000,000                         2,081,940

5.5% 7/1/05                       Baa1       1,000,000                         1,042,180

5.75% 7/1/09 (MBIA Insured)       Aaa        5,000,000                         5,319,900

Series C, 6.25% 7/1/05 (AMBAC     Aaa        6,320,000                         6,869,777
Insured)

Series D, 7% 7/1/09               Baa1       6,000,000                         6,680,580

(Ithaca College) 5.25% 7/1/26     Aaa        9,805,000                         9,436,724
 (AMBAC Insured)

(Judicial Facilities Lease)       Baa1       2,000,000                         2,105,940
Series B, 7% 4/15/16

(Mental Health Svcs.
Facilities Impt.):

Series B, 6.5% 8/15/10            A3         3,495,000                         3,902,587

Series D, 4.75% 2/15/25 (MBIA     Aaa        10,000,000                        8,852,400
Insured)

Series F, 4.5% 8/15/28 (AMBAC     Aaa        5,000,000                         4,209,150
Insured)

(Mental Health Svcs.
Facilities) Series A:

5.75% 8/15/11                     A3         3,000,000                         3,128,130

6% 2/15/01                        A3         500,000                           512,975

(New York Hosp. Med. Ctr.)        Aaa        5,500,000                         5,654,275
5.25% 2/1/07 (AMBAC Insured)

(New York Univ.) Series A:

5.75% 7/1/15 (MBIA Insured)       Aaa        1,250,000                         1,324,950

5.75% 7/1/27 (MBIA Insured)       Aaa        5,000,000                         5,236,850

(Saint Joseph's Hosp. Health
Ctr.):

6% 7/1/08 (MBIA Insured)          Aaa        1,260,000                         1,359,326

6% 7/1/09 (MBIA Insured)          Aaa        1,500,000                         1,618,995

(Saint Vincent's Hosp. & Med.
Ctr.):

6% 2/1/03 (AMBAC Insured)         Aaa        1,820,000                         1,911,491

6% 8/1/03 (AMBAC Insured)         Aaa        1,875,000                         1,981,613

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Revs.: - continued

Rfdg.:

(City Univ.) Series U, 6.25%      Baa1      $ 525,000                         $ 557,760
7/1/03

(Colgate Univ.):

6% 7/1/16 (MBIA Insured)          Aaa        1,900,000                         2,060,398

6% 7/1/21 (MBIA Insured)          Aaa        2,500,000                         2,704,925

(Consolidated City Univ.          Baa1       500,000                           528,280
Sys.) Series A, 5.75% 7/1/07

(FIT Student Hsg.):

5.75% 7/1/03 (AMBAC Insured)      Aaa        1,590,000                         1,667,401

5.75% 7/1/04 (AMBAC Insured)      Aaa        1,680,000                         1,774,685

5.75% 7/1/05 (AMBAC Insured)      Aaa        1,650,000                         1,751,195

5.75% 7/1/06 (AMBAC Insured)      Aaa        1,500,000                         1,596,420

(Mental Health Svcs.              A3         2,550,000                         2,658,911
Facilities) Series B, 5.75%
2/15/11

(New York & Presbyterian          Aaa        5,000,000                         4,811,400
Hosp.) 4.4% 8/1/13 (AMBAC
Insured) (Fed. Hsg.
Administration Insured)

(Rochester Institute of           Aaa        4,875,000                         4,729,530
Technology) 5.25% 7/1/22
(MBIA Insured)

(Second Hosp.) Series E, 5%       Aaa        3,500,000                         3,478,580
2/15/10 (MBIA Insured)

(Second Hosp./Jamaica Hosp.)
Series F:

5.1% 2/15/12 (MBIA Insured)       Aaa        3,605,000                         3,561,019

5.2% 2/15/13 (MBIA Insured)       Baa1       6,935,000                         6,748,795

(State Univ. Edl. Facilities):

Series A:

6.5% 5/15/05                      A3         7,080,000                         7,739,006

6.5% 5/15/06                      A3         3,400,000                         3,743,128

Series B:

5.25% 5/15/05                     A3         2,250,000                         2,318,220

5.25% 5/15/11 (FGIC Insured)      Aaa        2,950,000                         2,995,371

7.375% 5/15/14                    A3         275,000                           286,022

7.5% 5/15/11                      A3         3,445,000                         4,049,529

5.5% 5/15/09                      A3         3,000,000                         3,108,570

(Univ. of Rochester) Series A:

5% 7/1/10 (MBIA Insured)          Aaa        2,000,000                         1,995,740

5% 7/1/11 (MBIA Insured)          Aaa        1,570,000                         1,552,699

5% 7/1/12 (MBIA Insured)          Aaa        1,805,000                         1,774,008

5% 7/1/27 (MBIA Insured)          Aaa        16,475,000                        15,175,287

5.25% 7/1/13 (MBIA Insured)       Aaa        2,160,000                         2,162,527

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Revs.: - continued

Rfdg. (Cap Appreciation)          Aaa       $ 2,175,000                       $ 1,251,626
(Manhattanville College) 0%
7/1/10 (MBIA Insured)

New York State Energy             Aaa        1,000,000                         1,000,700
Research & Dev. Auth. Rfdg.
(Brooklyn Union Gas Co.
Proj.) Series A, 5.5% 1/1/21
(MBIA Insured)

New York State Energy             A1         10,600,000                        11,088,554
Research & Dev. Auth.
Facilities Rev. Rfdg.
(Consolidated Edison Co.)
Series A, 6.1% 8/15/20

New York State Energy
Research & Dev. Auth. Poll.
Cont. Rev.:

(Central Hudson Gas) Series       Aaa        2,250,000                         2,329,223
B, 7.375% 10/1/14 (FGIC
Insured), LOC Morgan
Guaranty Trust Co., NY

Rfdg. (State Elec. & Gas          Aaa        1,000,000                         1,076,810
Corp.) Series E, 5.9%
12/1/06 (MBIA Insured)

New York State Envir.
Facilities Corp. Clean Wtr.
& Drinking Wtr. Rev.:

(Revolving Funds):

Series C, 5% 6/15/19              Aa1        3,000,000                         2,819,610

Series F:

4.875% 6/15/18                    Aa1        3,000,000                         2,780,970

4.875% 6/15/20                    Aa1        3,555,000                         3,251,830

5% 6/15/15                        Aa1        3,000,000                         2,890,950

New York State Envir.
Facilities Corp. Poll. Cont.
Rev.:

(State Wtr. Revolving Fund):

Series A:

6.8% 6/15/01                      Aa2        2,000,000                         2,093,620

6.9% 6/15/02                      Aaa        265,000                           282,784

6.9% 6/15/02 (Pre-Refunded to     Aaa        835,000                           894,001
 6/15/01 @ 102) (e)

7% 6/15/12                        Aaa        190,000                           202,344

Series B:  5.2% 5/15/14           Aaa        2,220,000                         2,235,296

5.25% 6/15/14                     Aa1        3,180,000                         3,166,072

Series C, 5.85% 7/15/15           Aaa        3,060,000                         3,186,409

Series D:

5.9% 5/15/01                      Aaa        1,000,000                         1,029,840

6.3% 5/15/05                      Aaa        2,000,000                         2,180,900

6.3% 11/15/05                     Aaa        2,725,000                         3,005,948

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Envir.
Facilities Corp. Poll. Cont.
Rev.: - continued

(State Wtr. Revolving Fund):
- continued

Series E:

6.25% 6/15/05                     Aa1       $ 1,200,000                       $ 1,301,544

6.5% 6/15/14                      Aaa        130,000                           137,103

Series D:

5% 6/15/11                        Aa1        3,645,000                         3,598,490

5% 6/15/12                        Aa1        2,000,000                         1,963,880

5.125% 6/15/19                    Aa1        5,000,000                         4,774,350

New York State Envir.             Baa1       12,500,000                        12,821,500
Facilities Corp. Resource
Recovery Rev. (Huntington
Proj.) Series A, 7.5%
10/1/12 (d)

New York State Gen. Oblig.:

Rfdg. Series F, 5.25% 9/15/11     A2         10,150,000                        10,230,388

5.5% 7/15/12                      A2         1,000,000                         1,019,960

New York State Hsg. Fin.          Aaa        3,955,000                         3,930,558
Agcy. Rev.:  (Nursing Home &
Health Care Proj.)   Series
A, 4.6% 11/1/06 (MBIA
Insured)

8.25% 5/1/09                      -          4,520,000                         4,564,748

New York State Local Govt.
Assistance Corp.:

Rfdg.:

Series A:

5% 4/1/10 (FGIC Insured)          Aaa        5,000,000                         5,009,800

5.25% 4/1/15 (AMBAC Insured)      Aaa        5,000,000                         4,982,800

Series C, 5.5% 4/1/17             A3         14,675,000                        14,899,674

Series E, 5.25% 4/1/16            A3         23,600,000                        23,466,896

Series B, 6% 4/1/18               A3         12,145,000                        12,912,443
(Pre-Refunded to  4/1/02 @
102) (e)

Series C, 5.5% 4/1/22             A3         6,375,000                         6,333,818

Series D, 5.375% 4/1/14           A3         4,000,000                         4,011,360

New York State Med. Care
Facilities Fin. Agcy. Rev.:

(Long-Term. Health Care)          Aaa        1,170,000                         1,255,515
Series A, 6.8% 11/1/14 (FSA
Insured)

(Mental Health Svcs.
Facilities):

Series A:

7.5% 2/15/21                      A3         50,000                            52,815

7.5% 2/15/21 (Pre-Refunded to     Aaa        85,000                            91,012
 2/15/01 @ 102) (e)

Series D, 7.4% 2/15/18            A3         450,000                           483,750

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Med. Care
Facilities Fin. Agcy. Rev.:
- continued

(North Shore Univ. Hosp. Mtg.     Aaa       $ 6,000,000                       $ 6,366,720
Proj.) Series A, 7.2%
11/1/20 (MBIA Insured)
(Pre-Refunded to 11/1/00 @
102) (e)

Rfdg.:

(Mental Health Svcs.              A3         1,735,000                         1,761,025
Facilities) Series A, 8.875%
8/15/07

(Presbyterian Hosp.) Series       Aa2        3,000,000                         2,980,770
A, 5.25% 8/15/14

Series A, 7.25% 11/1/11 (MBIA     Aaa        890,000                           933,112
Insured)

New York State Mtg. Agcy.
Rev.  (Homeowner Mtg.):

Series 53, 5.9% 10/1/17           Aa2        2,000,000                         2,045,460

Series 69, 4.7% 4/1/24 (d)        Aa2        6,025,000                         5,981,078

5.5% 4/1/19 (AMBAC Insured)       Aaa        4,500,000                         4,543,785
(d)

New York State Pwr. Auth.         Aaa        250,000                           277,243
Rev. & Gen. Purp. Rfdg.
Series W, 6.5% 1/1/08
(Escrowed to Maturity) (e)

New York State Thruway Auth.
Gen. Rev.:

Rfdg. Series E, 5.25% 1/1/12      Aa3        5,410,000                         5,441,811

Series D, 5.375% 1/1/27           Aa3        3,000,000                         2,930,850

New York State Thruway Auth.
Hwy. & Bridge Trust Fund:

Series A:

5.125% 4/1/11 (FGIC Insured)      Aaa        4,030,000                         4,029,960

5.25% 4/1/16 (AMBAC Insured)      Aaa        5,175,000                         5,117,195

5.4% 4/1/08 (MBIA Insured)        Aaa        2,000,000                         2,069,620

6.25% 4/1/04 (MBIA Insured)       Aaa        7,840,000                         8,424,315

6.25% 4/1/05 (AMBAC Insured)      Aaa        5,000,000                         5,418,400

Series B:

5% 4/1/07 (FGIC Insured)          AAA        5,000,000                         5,079,350

5.5% 4/1/09 (FSA Insured)         Aaa        2,000,000                         2,092,240

6% 4/1/03 (AMBAC Insured)         Aaa        9,240,000                         9,740,254

6% 4/1/04 (MBIA Insured)          Aaa        11,195,000                        11,912,711

6.4% 4/1/04 (FGIC Insured)        Aaa        1,000,000                         1,080,780

New York State Thruway Auth.
Svc. Contract Rev.:

(Local Hwy. & Bridge) 5.75%       Baa1       13,700,000                        13,896,321
4/1/16

Rfdg. (Local Hwy. & Bridge)       Baa1       4,000,000                         4,225,880
6% 4/1/11

New York State Urban Dev.
Corp. Rev.:

(Correctional Cap.                Baa1       1,455,000                         1,541,660
Facilities) Series 5,  5.9%
1/1/08

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Urban Dev.
Corp. Rev.: - continued

(Sports Facilities Assistance     Aaa       $ 15,000                          $ 16,359
Prog.) Series A, 6.25%
4/1/06 (MBIA Insured)

Rfdg.:

(Correctional Cap.                Baa1       700,000                           739,592
Facilities) Series A,  6.3%
1/1/03

(Correctional Facilities)         Aaa        2,000,000                         2,099,040
5.625% 1/1/07 (AMBAC Insured)

(Syracuse Univ. Ctr.) 5.2%        Baa1       1,000,000                         1,022,170
1/1/03

Niagara Falls Gen. Oblig.:

(Pub. Impt.):

7.5% 3/1/08 (MBIA Insured)        Aaa        995,000                           1,180,737

7.5% 3/1/10 (MBIA Insured)        Aaa        1,155,000                         1,396,903

7.5% 3/1/11 (MBIA Insured)        Aaa        1,245,000                         1,514,406

7.5% 3/1/16 (MBIA Insured)        Aaa        1,060,000                         1,327,237

7.5% 3/1/17 (MBIA Insured)        Aaa        1,200,000                         1,509,060

(Wtr. Treatment Plant) 7%         Aaa        1,000,000                         1,111,190
11/1/13  (MBIA Insured) (d)

North Hempstead Gen. Oblig.       Aaa        2,000,000                         2,173,720
Rfdg. Series B, 6.1% 4/1/06
(FGIC Insured)

Onondaga County Ind. Dev.         Aaa        9,000,000                         9,314,280
Agcy. Swr. Facilities Rev.
(Bristol-Meyers Squibb Co.
Proj.) 5.75% 3/1/24 (d)

Rensselaer County Ind. Dev.
Agcy. Civic Facilities Rev.
(Polytechnic Institute
Proj.) Series B:

5% 8/1/07 (AMBAC Insured)         Aaa        1,900,000                         1,931,426

5% 8/1/08 (AMBAC Insured)         Aaa        1,830,000                         1,850,185

5% 8/1/09 (AMBAC Insured)         Aaa        1,500,000                         1,508,685

Rockland County Gen. Oblig.       Aaa        1,475,000                         1,592,897
6% 8/15/05 (AMBAC Insured)

Suffolk County Gen. Oblig.:

Rfdg. (Southwest Swr.             Aaa        4,570,000                         4,853,614
District) 6% 2/1/04 (MBIA
Insured)

Series A, 6% 8/1/05 (AMBAC        Aaa        3,380,000                         3,633,939
Insured)

Suffolk County Ind. Dev.          BBB        940,000                           1,011,995
Agcy. Civic Facilities Rev.
(Dowling College) 8.25%
12/1/20  (Pre-Refunded to
12/1/00 @ 102) (e)

Suffolk County Ind. Dev.
Agcy. Southwest Swr. Sys.
Rev. Rfdg.:

6% 2/1/07 (FGIC Insured)          Aaa        3,090,000                         3,331,267

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

Suffolk County Ind. Dev.
Agcy. Southwest Swr. Sys.
Rev. Rfdg.: - continued

6% 2/1/08 (FGIC Insured)          Aaa       $ 2,500,000                       $ 2,698,650

Suffolk County Wtr. Auth.
Wtrwks. Rev. Rfdg.:

(Senior Lien):

5.1% 6/1/09 (MBIA Insured)        Aaa        2,000,000                         2,026,700

5.1% 6/1/10 (MBIA Insured)        Aaa        4,500,000                         4,538,835

(Sub. Lien) 6% 6/1/17 (MBIA       Aaa        6,560,000                         7,060,790
Insured)

Series C, 5.75% 6/1/10 (AMBAC     Aaa        30,000                            31,816
Insured) (Pre-Refunded to
6/1/02 @ 102) (e)

Triborough Bridge & Tunnel
Auth. Rev.: (Convention Ctr.
Proj.) Series E:

6% 1/1/11                         Baa1       4,000,000                         4,288,920

7.25% 1/1/10                      Baa1       9,870,000                         11,205,510

Rfdg.:

Series B:

5% 1/1/14                         Aa3        2,000,000                         1,935,520

6% 1/1/03                         Aa3        2,500,000                         2,626,025

6% 1/1/04                         Aa3        5,000,000                         5,302,700

Series Q, 6.75% 1/1/09            Aa3        1,000,000                         1,131,520

Series Y:

5.5% 1/1/03                       Aa3        1,500,000                         1,552,110

6% 1/1/12                         Aa3        14,110,000                        15,265,609

Series A:

5.25% 1/1/28                      Aa3        5,400,000                         5,140,476

6% 1/1/11                         Aa3        500,000                           535,225

Series R, 6% 1/1/20 (MBIA         Aaa        90,000                            90,880
Insured) (Pre-Refunded to
1/1/00 @ 100) (e)

Series X, 6.2% 1/1/03             Aa3        1,000,000                         1,055,580

Triborough Bridge & Tunnel
Auth. Spl. Oblig. Rfdg.
Series A:

5.125% 1/1/11 (MBIA Insured)      Aaa        3,000,000                         2,999,970

5.125% 1/1/12 (MBIA Insured)      Aaa        1,000,000                         994,620

5.25% 1/1/11 (FGIC Insured)       Aaa        3,000,000                         3,029,670

Upper Mohawk Valley Reg'l.        Aaa        5,000,000                         4,703,750
Wtr. Fin. Auth. Wtr. Sys.
Rev. Rfdg. Series A, 5.125%
10/1/26 (FSA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

Yonkers Gen. Oblig. Series A:

6% 8/1/04 (FGIC Insured)          Aaa       $ 1,020,000                       $ 1,088,789

6% 8/1/05 (FGIC Insured)          Aaa        1,080,000                         1,159,974

                                                                               1,091,674,779

NEW YORK & NEW JERSEY - 2.3%

Port Auth. New York & New
Jersey:

Rfdg. Series107, 6% 10/15/06      A1         1,530,000                         1,644,368
(d)

Series109, 5.375% 1/15/32         A1         12,500,000                        12,230,125

Series 73, 6.75% 10/15/06 (d)     A1         2,000,000                         2,093,120

Series 85:

5.2% 9/1/15                       A1         2,400,000                         2,381,400

5.2% 9/1/16                       A1         2,000,000                         1,975,120

Series 99, 7% 11/1/04 (FGIC       Aaa        5,040,000                         5,633,208
Insured) (d)

                                                                               25,957,341

PUERTO RICO - 1.0%

Puerto Rico Commonwealth          Baa        6,270,000                         6,426,875
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

Puerto Rico Tel. Auth. Rev.       Aaa        4,800,000                         5,294,112
7.483% 1/1/03 (MBIA Insured)
(Pre-Refunded to 1/1/03  @
103) INFL (c)(e)(f)

                                                                               11,720,987

TOTAL MUNICIPAL BONDS                                          1,129,353,107
(Cost $1,111,944,454)



MUNICIPAL NOTES - 1.4%



NEW YORK - 1.4%

Long Island Pwr. Auth. Elec.   2,500,000                          2,500,000
Sys. Sub. Rev. Series 6,
3.4%, LOC Morgan Guaranty
Trust Co., NY, VRDN (c)

New York City Gen. Oblig.:

Series 1992 B, 3.7% (FGIC      4,000,000                          4,000,000
Insured), VRDN (c)

Series 1994 B2, 3.7%, LOC      500,000                            500,000
Morgan Guaranty Trust Co.,
NY, VRDN (c)

Series 1995 B5, 3.4% (MBIA     1,200,000                          1,200,000
Insured) (BPA Bank of  Nova
Scotia), VRDN (c)

Series 1995 B6, 3.4% (MBIA     400,000                            400,000
Insured) (BPA Bank of  Nova
Scotia), VRDN (c)

MUNICIPAL NOTES - CONTINUED

                              PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Series B5, 3.4% (MBIA         $ 2,975,000                        $ 2,975,000
Insured), VRDN (c)

New York State Energy          5,200,000                          5,200,000
Research & Dev. Auth. Poll.
Cont. Rev. (Niagara Mohawk
Pwr. Proj.) Series 1988 A,
3.55%, LOC Morgan Guaranty
Trust Co., NY, VRDN (c)(d)

TOTAL MUNICIPAL NOTES                                              16,775,000
(Cost $16,775,000)

TOTAL INVESTMENT IN                                              $ 1,146,128,107
SECURITIES - 100%
(Cost $1,128,719,454)



FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

PURCHASED

170 U.S. Treasury Bond  Sept. 1999           $ 19,544,688                $ (296,020)
Contracts


The face value of futures purchased as a percentage of investment in securities - 1.7%

SECURITY TYPE ABBREVIATIONS

INFL - INVERSE FLOATING RATE SECURITY

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $880,811.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        84.5%      AAA, AA, A    86.1%

Baa               12.8%      BBB           9.6%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.4%.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations          35.6%

Special Tax                  17.2

Transportation               13.0

Water & Sewer                 8.6

Education                     7.9

Electric Utilities            5.2

Others (individually less    12.5
than 5%)

                            100.0%

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,128,719,454. Net unrealized appreciation aggregated $17,408,653, of which $31,339,924 related to appreciated investment securities and $13,931,271 related to depreciated investment securities.

At January 31, 1999 the fund was required to defer approximately
$1,233,000 of losses on futures contracts.

SPARTAN NEW YORK MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 1,146,128,107
value (cost $1,128,719,454)
- See accompanying schedule

Receivable for fund shares                   338,043
sold

Interest receivable                          16,200,993

 TOTAL ASSETS                                1,162,667,143

LIABILITIES

Payable to custodian bank       $ 7,587

Payable for investments          7,648,881
purchased

Payable for fund shares          2,915,288
redeemed

Distributions payable            1,078,303

Accrued management fee           364,842

Payable for daily variation      58,438
on futures contracts

Other payables and accrued       133,373
expenses

 TOTAL LIABILITIES                           12,206,712

NET ASSETS                                  $ 1,150,460,431

Net Assets consist of:

Paid in capital                             $ 1,136,363,114

Accumulated undistributed net                (3,015,316)
realized gain (loss) on
investments

Net unrealized appreciation                  17,112,633
(depreciation) on investments

NET ASSETS, for 93,290,585                  $ 1,150,460,431
shares outstanding

NET ASSET VALUE, offering                    $12.33
price and redemption price
per share ($1,150,460,431
(divided by) 93,290,585
shares)

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED JULY 31,
                                          1999 (UNAUDITED)

INTEREST INCOME                               $ 30,306,187

EXPENSES

Management fee                 $ 2,255,704

Transfer agent fees             469,285

Accounting fees and expenses    141,312

Non-interested trustees'        1,600
compensation

Custodian fees and expenses     27,195

Registration fees               19,983

Audit                           12,907

Legal                           4,033

 Total expenses before          2,932,019
reductions

 Expense reductions             (5,833)        2,926,186

NET INTEREST INCOME                            27,380,001

Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:

 Investment securities          227,816

 Futures contracts              (1,967,763)    (1,739,947)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (57,977,024)

 Futures contracts              (335,776)      (58,312,800)

NET GAIN (LOSS)                                (60,052,747)

NET INCREASE (DECREASE) IN                    $ (32,672,746)
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                  $ 1,271
credits

 Transfer agent credits                        4,562

                                              $ 5,833

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JULY 31,  YEAR ENDED JANUARY 31, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 27,380,001               $ 53,491,979

 Net realized gain (loss)         (1,739,947)                19,104,342

 Change in net unrealized         (58,312,800)               304,240
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (32,672,746)               72,900,561
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (27,380,001)               (53,491,979)
From net interest income

 From net realized gain           (603,460)                  (13,895,534)

 In excess of net realized        (1,354,809)                0
gain

 TOTAL DISTRIBUTIONS              (29,338,270)               (67,387,513)

Share transactions Net            136,169,268                236,488,822
proceeds from sales of shares

 Reinvestment of distributions    22,630,370                 53,230,286

 Cost of shares redeemed          (146,419,310)              (228,808,660)

 NET INCREASE (DECREASE) IN       12,380,328                 60,910,448
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (49,630,688)               66,423,496
IN NET ASSETS

NET ASSETS

 Beginning of period              1,200,091,119              1,133,667,623

 End of period                   $ 1,150,460,431            $ 1,200,091,119

OTHER INFORMATION
Shares

 Sold                             10,722,639                 18,328,379

 Issued in reinvestment of        1,793,688                  4,132,077
distributions

 Redeemed                         (11,580,172)               (17,740,542)

 Net increase (decrease)          936,155                    4,719,914


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JULY 31, 1999  YEARS ENDED JANUARY 31,

                                 (UNAUDITED)                     1999                    1998         1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.990                        $ 12.940                $ 12.290     $ 12.540   $ 11.370
of period

Income from Investment            .292                            .602                    .624         .629       .635
Operations Net interest
income

Net realized  and unrealized      (.639)                          .205                    .670         (.246)     1.177
gain (loss)

Total from investment             (.347)                          .807                    1.294        .383       1.812
operations

Less Distributions

From net interest income          (.292)                          (.602)                  (.624)       (.631)     (.642)

From net  realized gain           (.006)                          (.155)                  (.020)       (.002)     -

In excess of net realized gain    (.015)                          -                       -            -          -

Total distributions               (.313)                          (.757)                  (.644)       (.633)     (.642)

Net asset value,  end of         $ 12.330                        $ 12.990                $ 12.940     $ 12.290   $ 12.540
period

TOTAL RETURN B, C                 (2.70)%                         6.45%                   10.82%       3.22%      16.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,150,460                     $ 1,200,091             $ 1,133,668  $ 401,071  $ 433,678
(000 omitted)

Ratio of expenses to average      .50% A                          .53% D                  .55% D       .59%       .59%
net assets

Ratio of expenses to average      .50% A                          .53%                    .55%         .59%       .58% E
net assets after expense
reductions

Ratio of net interest income      4.65% A                         4.67%                   4.97%        5.15%      5.26%
to average net assets

Portfolio turnover rate           11% A                           25%                     43%          44%        83%



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED JANUARY 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 13.050
of period

Income from Investment            .673
Operations Net interest
income

Net realized  and unrealized      (1.440)
gain (loss)

Total from investment             (.767)
operations

Less Distributions

From net interest income          (.673)

From net  realized gain           (.210)

In excess of net realized gain    (.030)

Total distributions               (.913)

Net asset value,  end of         $ 11.370
period

TOTAL RETURN B, C                 (5.78)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 394,234
(000 omitted)

Ratio of expenses to average      .58%
net assets

Ratio of expenses to average      .58%
net assets after expense
reductions

Ratio of net interest income      5.77%
to average net assets

Portfolio turnover rate           34%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN NY MUNICIPAL MONEY   1.31%          2.76%        16.62%        35.63%
MARKET

New York Tax-Free Money      1.21%          2.55%        15.32%        n/a
Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance over a set period
- in this case, six months, one year, five years or since the fund started on February 3, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 39 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN NY MUNICIPAL MONEY   2.76%        3.12%         3.26%
MARKET

New York Tax-Free Money      2.55%        2.89%         n/a
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                              8/2/99  5/3/99  2/1/99  11/2/98  8/3/98

Spartan New York Municipal    2.68%   3.09%   2.47%   2.74%    3.07%
Money Market Fund



New York Tax-Free Money       2.46%   2.92%   2.24%   2.56%    2.91%
Market Funds Average



Spartan New York Municipal    4.65%   5.38%   4.30%   4.79%    5.37%
Money Market Fund -
Tax-equivalent



Portion of fund's income      6.90%   4.58%   3.94%   0.00%    0.00%
subject to state taxes


Spartan New York
Municipal Money
Market Fund
New York Tax-Free
Money Market
Funds Average

4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.68
Row: 1, Col: 2, Value: 2.46
Row: 2, Col: 1, Value: 3.09
Row: 2, Col: 2, Value: 2.92
Row: 3, Col: 1, Value: 2.47
Row: 3, Col: 2, Value: 2.24
Row: 4, Col: 1, Value: 2.74
Row: 4, Col: 2, Value: 2.56
Row: 5, Col: 1, Value: 3.07
Row: 5, Col: 2, Value: 2.91

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal, state and New York City income tax rate of 42.83% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan New York Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED JULY 31, 1999, DIANE?

A. Market observers confronted many issues that have characterized the U.S. economy for some time: strong economic growth, tight labor markets and continued expectations of inflationary pressures. Consumer confidence was at an all-time high, prompting strong consumer spending that fueled economic growth above an annual rate of 3% during the first half of 1999. In addition, unemployment stayed at historically low levels. Low unemployment usually causes employers to raise wages to attract or retain workers, passing on the additional costs in the form of price increases. However, we have yet to see significant evidence that American consumers are paying higher prices. The consumer price index (CPI) increased only about 2% over the past year. Wages have started to creep up, but have been largely offset by increases in productivity. The backdrop at the end of 1998 was similar, but the Federal Reserve Board cut short-term interest rates three times because of global economic instability. As these risks lessened, the markets began to expect the Fed to change course, which it did by raising the rate banks charge each other for overnight loans
- known as the fed funds target rate - by 0.25 percentage points to 5.0% on June 30.

Q. WHAT PROMPTED THE FED TO REVERSE COURSE?

A. Last fall, the Fed rate cuts were a response to global financial instability and aversion to risk, the latter sparked by the near-collapse of a highly leveraged hedge fund. During the first six months of 1999, it became apparent that these negative influences had dissipated. In addition, global economic growth started to trend upward and U.S. exports were expected to improve. In May, these changes prompted the Fed to shift to a "tightening" bias - an inclination toward raising rates to slow growth and head off inflation. With continued robust economic growth and tight labor markets increasing the potential for inflation, the Fed felt the need to act pre-emptively by implementing its rate hike in June.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. In addition to economic fundamentals, the fund's strategy was dictated by technical factors - issues of supply and demand. In general, strong demand for short-term New York paper dampens yields on very short-maturity money market instruments such as variable-rate demand notes and commercial paper. Investors looking to buy these securities have to pay a premium for the New York State and City tax exemption. The supply of one-year New York exempt notes, however, outpaces the demand for them, leading issuers to offer yields that are attractive even to mutual funds that invest in municipal securities from across the U.S. Throughout the period, I looked for opportunities in one-year paper. I increased the fund's stake in that sector toward the end of the fiscal year because the supply of one-year paper was particularly heavy, leading to especially attractive yields. These purchases increased the average maturity of the fund to 58 days at the end of the period, longer than the average of its peers.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on July 31, 1999, was 2.68%, compared to 2.49% six months ago. The latest yield was the equivalent of a 4.65% taxable yield for New York investors in the 42.83% combined federal, state and New York City tax bracket and reflects that a portion of the fund's income was subject to state taxes. Through July 31, 1999, the fund's six-month total return was 1.31%, compared to 1.21% for the New York tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. The consensus of the market at the end of the period was that the Fed would raise rates again to take back two, if not three, of the
0.25 percentage point cuts it implemented in late 1998. Broad hints of inflation have sparked these concerns, including overall compensation and unit labor costs, as well as rising commodity prices. In addition, the weakening dollar could stimulate exports. We also saw a slowdown in non-farm productivity in the second quarter. Fed Chairman Alan Greenspan made clear in his July Humphrey-Hawkins testimony before Congress that if productivity slows it may lead to price pressures arising from tight labor markets. At this point, it appears possible that the economy will thrive and that wage pressures may continue to build, which may lead the Fed to raise rates in August and perhaps in October as well. Another consideration that might influence municipal securities is the Year 2000 issue. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
free from federal income tax
and New York State and City
income taxes, by investing in
short-term municipal securities
of all types

FUND NUMBER: 422

TRADING SYMBOL: FSNXX

START DATE: February 3, 1990

SIZE: as of July 31, 1999,
more than $805 million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1992

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 7/31/99  % OF FUND'S INVESTMENTS 1/31/99  % OF FUND'S INVESTMENTS 7/31/98

  0 - 30                  61.6                             77.5                             76.6

 31 - 90                  23.2                             11.6                             13.1

 91 - 180                 1.2                              7.5                              2.8

181 - 397                 14.0                             3.4                              7.5

WEIGHTED AVERAGE MATURITY

                         7/31/99                          1/31/99                          7/31/98

Spartan New York
Municipal                58 DAYS                          34 Days                          35 Days
Money Market Fund

New York Tax-Free
Money                    53 DAYS                          40 Days                          47 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JULY 31, 1999                                            AS OF JANUARY 31, 1999

Variable Rate Demand Notes                                     Variable Rate Demand Notes
(VRDNs)                          46.2%                         (VRDNs)                            58.7%

Commercial Paper (including                                    Commercial Paper (including
CP Mode)                         28.3%                         CP Mode)                           18.2%

Tender Bonds                      4.2%                         Tender Bonds                        5.6%

Municipal Notes                  11.1%                         Municipal Notes                    11.8%

Municipal Money  Market Funds     6.8%                         Municipal Money  Market Funds       3.3%

Other Investments                 3.4%                         Other Investments                   2.4%

Row: 1, Col: 1, Value: 46.2                                    Row: 1, Col: 1, Value: 58.7
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 28.3                                    Row: 1, Col: 3, Value: 18.2
Row: 1, Col: 4, Value: 4.2                                     Row: 1, Col: 4, Value: 5.6
Row: 1, Col: 5, Value: 11.1                                    Row: 1, Col: 5, Value: 11.8
Row: 1, Col: 6, Value: 6.8                                     Row: 1, Col: 6, Value: 3.3
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.4                                     Row: 1, Col: 8, Value: 2.4





SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENTS JULY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - 87.1%

Albany County Arpt. Auth.        $ 2,500,000                      $ 2,500,000
Arpt. Rev. Participating
VRDN Series FR 7, 3.2%
(Liquidity Facility Bank of
New York NA) (b)(e)(f)

Amherst Ind. Dev. Auth. Ind.      4,950,000                        4,950,000
Dev. Rev. (Maple Dev. Proj.)
Series 1986, 3.25%, LOC HSBC
Bank USA, VRDN (b)(e)

Babylon Ind. Dev. Rev.            2,700,000                        2,700,000
(Southern Container Corp.)
3.1%, LOC Fleet Bank NA,
VRDN (b)(e)

Bedford Central School            2,500,000                        2,504,124
District TAN Series
1999-2000, 4% 11/12/99

Chemung County Ind. Dev.          2,400,000                        2,400,000
Agcy. Ind. Dev. Rev. (MMARS
Second Prog./Trayer Prod.,
Inc.) Series A, 3.25%, LOC
HSBC Bank USA, VRDN (b)(e)

Deer Park Union Free School       10,500,000                       10,550,344
District TAN Series 1999, 4%
6/26/00

Erie County Ind. Dev. Auth.       1,230,000                        1,230,000
Ind. Dev. Rev. (Uniland
Dev./Buffalo Campus) Series
1986 D, 3.25%, LOC HSBC Bank
USA, VRDN (b)(e)

Garden City Union Free School     4,000,000                        4,018,892
District TAN 4% 6/27/00

Half Hollow Hills Central         1,900,000                        1,910,031
School District TAN
(Huntington & Babylon) 4%
6/29/00

Herkimer County Ind. Dev.         760,000                          760,000
Agcy. (H.M. Quackenbush,
Inc.) Series 1988-A, 3.25%,
LOC HSBC Bank USA, VRDN
(b)(e)

Honeoye Falls Lima Central        3,328,304                        3,332,237
School District BAN 3.25%
4/20/00

Huntington Union Free School      5,500,000                        5,525,575
District TAN 4% 6/29/00 (a)

Islip Gen. Oblig. BAN Series      4,700,000                        4,725,919
1999, 4% 7/14/00

Islip Ind. Dev. Agcy. Rev.        800,000                          800,000
(Interstate Litho Corp.)
Series 1996 A, 3.25%, LOC
HSBC Bank USA, VRDN (b)(e)

Katonah-Lewisboro Union Free      2,900,000                        2,900,567
School District TAN Series
1999-2000, 3.4% 10/15/99

Long Island Pwr. Auth.:

Participating VRDN:

Series 1998 10, 3.18%             5,100,000                        5,100,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

Series 65, 3.18% (Liquidity       5,000,000                        5,000,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(f)

Series ML PT 1043, 3.24%          4,300,000                        4,300,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

Series MS 44, 3.18%               4,570,000                        4,570,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(b)(f)

Series PA 522, 3.24%              8,095,000                        8,095,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

Long Island Pwr. Auth.: -
continued

Elec. Sys. Sub. Rev.:

Series 1, 3.15%, LOC             $ 27,800,000                     $ 27,800,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, VRDN (b)

Bonds:

Series 3:

3.2% tender 8/26/99, LOC          3,400,000                        3,400,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

3.25% tender 10/13/99, LOC        2,100,000                        2,100,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

3.35% tender 10/12/99, LOC        1,000,000                        1,000,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Series 4, 3.3% tender             6,000,000                        6,000,000
8/10/99, LOC Bayerische
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Monroe County Ind. Dev. Agcy.
Rev.:

(Advent Tool & Mold) Series       950,000                          950,000
1990 D, 3.25%, LOC HSBC Bank
USA, VRDN (b)(e)

(Flower City Proj.) 3.35%,        3,015,000                        3,015,000
LOC Key Bank, NA, VRDN (b)(e)

(Illbruck Office Prod., Inc.)     1,200,000                        1,200,000
Series 1997, 3.05%, LOC Key
Bank, NA, VRDN (b)(e)

Nassau County Gen. Oblig.:

BAN:

Series 1999 A, 3.5% 8/17/99       8,049,000                        8,050,392

4.25% 5/16/00 (BPA Fleet          2,600,000                        2,613,425
Nat'l. Bank)

Bonds Series T, 5.125% 9/1/99     3,655,000                        3,661,189
(FGIC Insured)

New York City Gen. Oblig.:

Bonds:

Series 1994 C 3, 3%, tender       10,100,000                       10,100,000
9/1/99 (Liquidity Facility
Citibank, New York NA) (f)(g)

Series 1994 H 5, 3.1% tender      1,000,000                        1,000,000
9/14/99 (MBIA Insured), CP
mode

Series E, 5% 2/15/00              3,475,000                        3,506,992

Series H, 3.3% tender 8/10/99     2,600,000                        2,600,000
(MBIA Insured), CP mode

Series H3:

3.1% tender 8/17/99 (FSA          1,000,000                        1,000,000
Insured) (BPA State Street
Bank & Trust Co.), CP mode

3.3% tender 8/10/99 (FSA          1,000,000                        1,000,000
Insured) (Liquidity Facility
State Street Bank & Trust
Co.), CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Series H3: - continued

3.3% tender 8/10/99 (FSA         $ 1,500,000                      $ 1,500,000
Insured) (BPA State Street
Bank & Trust Co.), CP mode

Series H4, 3.3% tender            5,000,000                        5,000,000
8/10/99 (AMBAC Insured)
(Liquidity Facility KBC
Bank, NV), CP mode

Participating VRDN:

Series FR/RI 33, 3.2%             8,685,000                        8,685,000
(Liquidity Facility Bank of
New York NA) (b)(f)

Series PT 1027, 3.24%             3,305,000                        3,305,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

Series 1994 E4, 3.5%, LOC         1,600,000                        1,600,000
State Street Bank & Trust
Co., VRDN (b)

Series 1994 E6, 3.5% (FGIC        3,600,000                        3,600,000
Insured), VRDN (b)

New York City Hsg. Dev. Corp.
Multi-family Rental Hsg. Rev.:

(Brittany Dev.) Series 1999       15,900,000                       15,900,000
A, 3% (92nd Realty Co.)
(Fannie Mae Guaranteed),
VRDN (b)(e)

(Columbus Place) Series A, 3%     2,000,000                        2,000,000
(Fannie Mae Guaranteed),
VRDN (b)(e)

New York City Ind. Dev. Agcy.     4,320,000                        4,320,000
Ind. Dev. Rev. Participating
VRDN Series 1997 E, 3.24%
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(f)

New York City Muni. Wtr. Fin.
Auth.:

Participating VRDN:

Series PA 441, 3.19%              2,000,000                        2,000,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series PA 454, 3.19%              2,000,000                        2,000,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series PA 523, 3.19%              7,900,000                        7,900,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series SGB 25, 3.16%              9,000,000                        9,000,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SGB 26, 3.16%              17,800,000                       17,800,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Series 1, 3.2% 9/14/99, LOC       8,700,000                        8,700,000
Commerzbank AG, LOC Toronto
Dominion Bank, LOC Bank of
Nova Scotia, CP

Series 4:

3.15% 9/9/99, LOC                 10,200,000                       10,200,000
Westdeutsche Landesbank
Girozentrale, CP

3.3% 9/23/99, LOC                 11,300,000                       11,300,000
Westdeutsche Landesbank
Girozentrale, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Muni. Wtr. Fin.
Auth.: - continued

Series 5, 3.4% 9/17/99, LOC      $ 8,000,000                      $ 8,000,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, LOC
Landesbank Hessen-Thuringen,
CP

Series 5B, 3.35% 9/23/99, LOC     13,300,000                       13,300,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, LOC
Landesbank Hessen-Thuringen,
CP

New York City Transitional
Fin. Auth.:

Participating VRDN:

Series 1995, 3.18% (Liquidity     3,000,000                        3,000,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(f)

Series PA 536, 3.19%              6,445,000                        6,445,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series A1, 3% (Liquidity          3,700,000                        3,700,000
Facility Morgan Guaranty
Trust Co., NY), VRDN (b)

New York Metro. Trans. Auth.      4,900,000                        4,900,000
Bonds 3%, tender 9/1/99
(Liquidity Facility
Citibank, New York NA) (f)(g)

New York Metro. Trans. Auth.
Trans. Facilities Rev.:

Series A:

3% 8/10/99, LOC ABN-AMRO Bank     14,400,000                       14,400,000
NV, CP

3.3% 8/9/99, LOC ABN-AMRO         6,000,000                        6,000,000
Bank NV, CP

Series B:

3% 9/7/99, LOC ABN-AMRO Bank      11,600,000                       11,600,000
NV, CP

3.05% 8/12/99, LOC ABN-AMRO       1,900,000                        1,900,000
Bank NV, CP

3.15% 9/14/99, LOC ABN-AMRO       8,900,000                        8,900,000
Bank NV, CP

Series CP 1:

3.1% 9/3/99, LOC ABN-AMRO         15,000,000                       15,000,000
Bank NV, CP

3.2% 9/8/99, LOC ABN-AMRO         6,000,000                        6,000,000
Bank NV, CP

3.35% 10/6/99, LOC ABN-AMRO       6,100,000                        6,100,000
Bank NV, CP

3.45% 1/27/00, LOC ABN-AMRO       7,600,000                        7,600,000
Bank NV, CP

New York State Dorm. Auth.
Revs.:

Participating VRDN:

Series PA 430, 3.19%              7,945,000                        7,945,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series PT 1067, 3.19%             12,285,000                       12,285,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

Series 1997, 3% 8/18/99, CP       2,880,000                        2,880,000

3.4% 10/12/99, CP                 4,500,000                        4,500,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Energy
Research & Dev. Auth.:

Participating VRDN:

Series FR/RI 9, 3.2%             $ 10,100,000                     $ 10,100,000
(Liquidity Facility Bank of
New York NA) (b)(f)

Series PA 450, 3.19%              3,450,000                        3,450,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Poll. Cont. Rev.:

(Niagara Mohawk Pwr. Proj.):      1,300,000                        1,300,000
Series 1985 A, 3.5%, LOC
Toronto Dominion Bank, VRDN
(b)

Series 1986 A, 3.45%, LOC         800,000                          800,000
Toronto Dominion Bank, VRDN
(b)(e)

Bonds (New York State Elec. &     5,000,000                        5,000,000
Gas Corp.)  Series 1985 A,
3%, tender 3/15/00, LOC
Morgan Guaranty Trust Co., NY

New York State Envir.             4,995,000                        4,995,000
Facilities Corp. Poll. Cont.
Rev. Participating VRDN
Series PA 174, 3.19%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

New York State Envir.             6,985,000                        6,985,000
Facilities Corp. Revolving
Fund Rev. Participating VRDN
Series 943202, 3.14%
(Liquidity Facility
Citibank, New York NA) (b)(f)

New York State Gen. Oblig.:

Bonds: 3.3% tender 10/14/99,      7,300,000                        7,300,000
LOC Morgan Guaranty Trust
Co., NY, LOC Bayerische
Landesbank Girozentrale,
LOC Landesbank
Hessen-Thuringen, CP mode

5% 3/1/00                         5,190,000                        5,241,974

Series V, 3% 8/10/99              2,600,000                        2,600,000
(Liquidity Facility
Westdeutche Landesbank
Girozentrale), CP

New York State Hsg. Fin.
Agcy. Rev.:

Participating VRDN Series PT      6,000,000                        6,000,000
107, 3.19% (Liquidity
Facility Banco Santander SA)
(b)(f)

(250 West 50th Street Hsg.)
Series 1997 A:

3%, VRDN (b)(e)                   2,200,000                        2,200,000

3%, LOC Fleet Bank NA, VRDN       2,200,000                        2,200,000
(b)(e)

(South Cove Plaza) Series A,      5,000,000                        5,000,000
2.95%, LOC HSBC Bank USA,
VRDN (b)(e)

(Tallyrand Cresent Hsg.)          5,800,000                        5,800,000
Series 1999 A, 3%, LOC Fleet
Bank NA, VRDN (b)(e)

New York State Local Govt.
Assistance Corp.
Participating VRDN:

Series PA 445, 3.24%              2,875,000                        2,875,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Local Govt.
Assistance Corp.
Participating VRDN: -
continued

Series PT 1040, 3.19%            $ 11,200,000                     $ 11,200,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

Series SG 99, 3.19%               11,000,000                       11,000,000
(Liquidity Facility Societe
Generale, France) (b)(f)

New York State Mtg. Agcy.:

Participating VRDN:

Series FR/RI 24, 3.25%            3,000,000                        3,000,000
(Liquidity Facility Bank of
New York NA) (b)(e)(f)

Series PA 29, 3.24%               6,000,000                        6,000,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

Series PA 87, 3.24%               1,640,000                        1,640,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

Series PT 108, 3.24%              2,845,000                        2,845,000
(Liquidity Facility Banco
Santander SA) (b)(e)(f)

Series PT 11, 3.24%               420,000                          420,000
(Liquidity Facility
Commerzbank AG) (b)(e)(f)

Series PT 15 A, 3.24%             4,500,000                        4,500,000
(Liquidity Facility
Commerzbank AG) (b)(e)(f)

Series PT 15 B, 3.24%             2,200,000                        2,200,000
(Liquidity Facility
Commerzbank AG) (b)(e)(f)

Series PT 26, 3.24%               980,000                          980,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

Homeowner Mtg. Rev. Bonds         4,640,000                        4,640,000
Series PA 153, 3.65%, tender
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(e)(f)(g)

New York State Pwr. Auth.:

Bonds 2.9%, tender 9/1/99         9,035,000                        9,035,000

Series 1:

3.35% 10/12/99, CP                7,900,000                        7,900,000

3.35% 10/14/99, CP                7,900,000                        7,900,000

Series 2:

3.15% 8/24/99, CP                 7,900,000                        7,900,000

3.15% 9/1/99, CP                  7,900,000                        7,900,000

3.15% 9/8/99, CP                  6,200,000                        6,200,000

3.2% 10/5/99, CP                  9,000,000                        9,000,000

Series 4, 3.3% 8/11/99, CP        5,900,000                        5,900,000

New York State Thruway Auth.      7,865,000                        7,865,000
Participating VRDN Series SG
121, 3.19% (Liquidity
Facility Societe Generale,
France) (b)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Thruway Auth.
Hwy. & Bridge Trust Fund
Bonds:

Series A, 4% 4/1/00 (FGIC        $ 6,400,000                      $ 6,439,880
Insured)

Series B, 4% 4/1/00               8,000,000                        8,038,843

New York State Urban Dev.         5,000,000                        5,000,000
Corp. Rev. Participating
VRDN Series SG 33, 3.19%
(Liquidity Facility Societe
Generale, France) (b)(f)

Northport-East Northport          8,000,000                        8,038,450
Union Free School District
TAN Series 1999-2000, 4%
6/30/00

Oneida County Ind. Dev. Agcy.     2,100,000                        2,100,000
Rev. (Utica Corp.) Series
1996, 3.15%, LOC Fleet Bank
NA, VRDN (b)(e)

Oswego County Ind. Dev. Agcy.     5,620,000                        5,620,000
Ind. Rev. (Engraph, Inc.
Proj.) Series 1989, 3.15%,
LOC SunTrust Bank of
Atlanta, VRDN (b)(e)

Oswego County Ind. Dev. Agcy.     5,200,000                        5,200,000
Poll. Cont. Rev. Rfdg.
(Philip Morris Co.) 3.2%,
VRDN (b)

Oyster Bay Gen. Oblig. BAN        1,000,000                        1,000,137
Series 1998, 3.8% 8/27/99

Riverhead Ind. Dev. Auth.         2,800,000                        2,800,000
Ind. Dev. Rev. (Adchem Corp.
Facility) Series 1998, 3.2%,
LOC European Amern Bank
Uniondale, VRDN (b)(e)

Rochester Gen. Oblig. BAN         16,000,000                       16,049,473
Series 1999 I, 3.5% 3/8/00

Rockland County Ind. Dev.         2,400,000                        2,400,000
Agcy. Ind. Dev. (INSL-X
Prod. Corp. Proj.) Series
1990, 3.2%, LOC Bank of New
York NA, VRDN (b)(e)

Saint Lawrence County Ind.        5,300,000                        5,300,000
Dev. Agcy. Envir. Impt. Rev.
(Reynolds Metals Proj.)
2.97%, LOC Royal Bank of
Canada, VRDN (b)(e)

Saint Lawrence County Ind.        2,500,000                        2,500,000
Dev. Agcy. Poll. Cont. Rev.
(Aluminum Co. of America
Proj.) Series B, 3.15%, VRDN
(b)

Saint Lawrence County Ind.        3,250,000                        3,250,000
Dev. Auth. Envir. Facilities
(Aluminum Co. of America
Proj.) Series 1998 A, 3.2%,
VRDN (b)(e)

South Huntington Union Free       5,000,000                        5,024,716
School District TAN Series
1999-2000, 4% 6/30/00

Suffolk County Ind. Dev.          2,550,000                        2,550,000
Agcy. Civic Facilities Rev.
(Maryhaven Ctr. of Hope)
Series 1997 A, 3.2%, LOC Key
Bank, NA, VRDN (b)

Syracuse Gen. Oblig. RAN          4,600,000                        4,626,943
4.25% 6/30/00  (BPA Fleet
Nat'l. Bank)

Three Village Central School      9,000,000                        9,045,422
District TAN Series
1999-2000, 4% 6/30/00

                                                                   700,990,525

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK & NEW JERSEY - 6.1%

Port Auth. New York & New
Jersey:

Series 1991, 3.4407%, VRDN       $ 9,800,000                      $ 9,800,000
(b)(e)(g)

Series 1996 5, 3.1%, VRDN (b)     4,800,000                        4,800,000

Series 1997 1D, 3.1%, VRDN (b)    4,500,000                        4,500,000

Series 1997 3B, 3.1%, VRDN (b)    8,300,000                        8,300,000

Series 1997 4B, 3.2%, VRDN        2,000,000                        2,000,000
(b)(e)

Series 4, 3.1%, VRDN (b)          4,400,000                        4,400,000

Series A, 3.15% 2/9/00, CP (e)    4,600,000                        4,600,000

Port Auth. of New York & New
Jersey Participating VRDN:

Series 6, 3.24% (Liquidity        5,300,000                        5,300,000
Facility Societe Generale,
France) (b)(e)(f)

Series SG 117, 3.24%              5,800,000                        5,800,000
(Liquidity Facility Societe
Generale, France) (b)(e)(f)

                                                                   49,500,000

                                 SHARES

OTHER - 6.8%

Municipal Central Cash Fund       54,372,392                       54,372,392
(c)(d)

TOTAL INVESTMENT IN                                              $ 804,862,917
SECURITIES - 100%

Total Cost for Income Tax Purposes                               $ 804,863,046


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.20%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                      ACQUISITION DATE  COST

New York City Gen. Oblig.     3/1/99            $ 10,100,000
Bonds Series 1994 C 3, 3%,
tender 9/1/99 (Liquidity
Facility Citibank, New  York
NA)

New York Metro. Trans. Auth.  3/1/99            $ 4,900,000
Bonds 3%, tender 9/1/99
(Liquidity Facility
Citibank, New  York NA)

New York State Mtg. Agcy.     7/1/99            $ 4,640,000
Homeowner Mtg. Rev. Bonds
Series PA 153, 3.65%, tender
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)

Port Auth. New York & New     6/18/91           $ 9,800,000
Jersey Series 1991, 3.4407%,
VRDN

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $29,440,000 or 3.7% of net assets.

INCOME TAX INFORMATION

At January 31, 1999, the fund had a capital loss carryforward of approximately $124,000 of which $4,000, $51,000, $28,000 and $41,000 will expire on January 31, 2001, 2002, 2005 and 2006, respectively.

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                JULY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 804,862,917
value -  See accompanying
schedule

Cash                                         41,647

Receivable for investments                   4,064,949
sold

Receivable for fund shares                   2,274,401
sold

Interest receivable                          4,684,986

 TOTAL ASSETS                                815,928,900

LIABILITIES

Payable for investments        $ 2,200,000
purchased Regular delivery

 Delayed delivery               5,525,575

Payable for fund shares         2,595,690
redeemed

Distributions payable           95,516

Accrued management fee          340,245

Other payables and accrued      4,837
expenses

 TOTAL LIABILITIES                           10,761,863

NET ASSETS                                  $ 805,167,037

Net Assets consist of:

Paid in capital                             $ 805,268,629

Accumulated undistributed net                (101,592)
realized gain (loss) on
investments

NET ASSETS, for 805,251,638                 $ 805,167,037
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($805,167,037
(divided by) 805,251,638
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED JULY 31,
                                      1999 (UNAUDITED)

INTEREST INCOME                           $ 12,469,610

EXPENSES

Management fee               $ 2,001,290

Non-interested trustees'      1,226
compensation

 Total expenses before        2,002,516
reductions

 Expense reductions           (18,764)     1,983,752

NET INTEREST INCOME                        10,485,858

NET REALIZED GAIN (LOSS) ON                22,901
INVESTMENTS

NET INCREASE IN NET ASSETS                $ 10,508,759
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JULY 31,  YEAR ENDED JANUARY 31, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 10,485,858               $ 23,986,043

 Net realized gain (loss)         22,901                     16,495

 NET INCREASE (DECREASE) IN       10,508,759                 24,002,538
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (10,485,858)               (23,986,043)
from net interest income

Share transactions at net         297,933,123                812,304,407
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  9,973,174                  23,196,815
distributions from net
interest income

 Cost of shares redeemed          (311,244,906)              (813,713,783)

 NET INCREASE (DECREASE) IN       (3,338,609)                21,787,439
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (3,315,708)                21,803,934
IN NET ASSETS

NET ASSETS

 Beginning of period              808,482,745                786,678,811

 End of period                   $ 805,167,037              $ 808,482,745


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JULY 31, 1999  YEARS ENDED JANUARY 31,

                                 (UNAUDITED)                     1999                     1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                         $ 1.000                  $ 1.000    $ 1.000    $ 1.000
period

Income from Investment            .013                            .030                     .032       .030       .034
Operations Net interest
income

Less Distributions

From net interest  income         (.013)                          (.030)                   (.032)     (.030)     (.034)

Net asset value, end of period   $ 1.000                         $ 1.000                  $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 1.31%                           3.01%                    3.26%      3.07%      3.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 805,167                       $ 808,483                $ 786,679  $ 743,928  $ 676,475
(000 omitted)

Ratio of expenses to average      .50% A                          .50%                     .50%       .50%       .50%
net assets

Ratio of expenses to average      .50% A                          .49% D                   .50%       .49% D     .50%
net assets after expense
reductions

Ratio of net interest income      2.62% A                         2.97%                    3.21%      3.03%      3.41%
to average net assets



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED JANUARY 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .025
Operations Net interest
income

Less Distributions

From net interest  income         (.025)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 2.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 570,708
(000 omitted)

Ratio of expenses to average      .50%
net assets

Ratio of expenses to average      .50%
net assets after expense
reductions

Ratio of net interest income      2.55%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY NY MUNICIPAL MONEY  1.26%          2.68%        15.93%        36.56%
MARKET

New York Tax-Free Money      1.21%          2.55%        15.32%        35.51%
Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 39 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY NY MUNICIPAL MONEY    2.68%        3.00%         3.16%
MARKET

New York Tax-Free Money        2.55%        2.89%         3.08%
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              8/2/99  5/3/99  2/1/99  11/2/98  8/3/98

Fidelity New York Municipal   2.61%   3.03%   2.37%   2.68%    2.99%
Money Market Fund



New York Tax-Free Money       2.46%   2.92%   2.24%   2.56%    2.91%
Market Funds Average



Fidelity New York Municipal   4.55%   5.30%   4.14%   4.69%    5.23%
Money Market Fund -
Tax-equivalent



Portion of fund's income      3.61%   0.00%   1.33%   0.00%    0.00%
subject to state taxes


New York
Municipal
Money Market
New York Tax-Free
Money Market
Funds Average

4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.61
Row: 1, Col: 2, Value: 2.46
Row: 2, Col: 1, Value: 3.03
Row: 2, Col: 2, Value: 2.92
Row: 3, Col: 1, Value: 2.37
Row: 3, Col: 2, Value: 2.24
Row: 4, Col: 1, Value: 2.68
Row: 4, Col: 2, Value: 2.56
Row: 5, Col: 1, Value: 2.99
Row: 5, Col: 2, Value: 2.91

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal, state and New York City income tax rate of 42.83% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. And
there is no
assurance that a money fund
will maintain a $1 share price.

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity New York Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED JULY 31, 1999, DIANE?

A. Market observers confronted many issues that have characterized the U.S. economy for some time: strong economic growth, tight labor markets and continued expectations of inflationary pressures. Consumer confidence was at an all-time high, prompting strong consumer spending that fueled economic growth above an annual rate of 3% during the first half of 1999. In addition, unemployment stayed at historically low levels. Low unemployment usually causes employers to raise wages to attract or retain workers, passing on the additional costs in the form of price increases. However, we have yet to see significant evidence that American consumers are paying higher prices. The consumer price index (CPI) increased only about 2% over the past year. Wages have started to creep up, but have been largely offset by increases in productivity. The backdrop at the end of 1998 was similar, but the Federal Reserve Board cut short-term interest rates three times because of global economic instability. As these risks lessened, the markets began to expect the Fed to change course, which it did by raising the rate banks charge each other for overnight loans
- known as the fed funds target rate - by 0.25 percentage points to 5.0% on June 30.

Q. WHAT PROMPTED THE FED TO REVERSE COURSE?

A. Last fall, the Fed rate cuts were a response to global financial instability and aversion to risk, the latter sparked by the near-collapse of a highly leveraged hedge fund. During the first six months of 1999, it became apparent that these negative influences had dissipated. In addition, global economic growth started to trend upward and U.S. exports were expected to improve. In May, these changes prompted the Fed to shift to a "tightening" bias - an inclination toward raising rates to slow growth and head off inflation. With continued robust economic growth and tight labor markets increasing the potential for inflation, the Fed felt the need to act pre-emptively by implementing its rate hike in June.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. In addition to economic fundamentals, the fund's strategy was dictated by technical factors - issues of supply and demand. In general, strong demand for short-term New York paper dampens yields on very short-maturity money market instruments such as variable-rate demand notes and commercial paper. Investors looking to buy these securities have to pay a premium for the New York State and City tax exemption. The supply of one-year New York exempt notes, however, outpaces the demand for them, leading issuers to offer yields that are attractive even to mutual funds that invest in municipal securities from across the U.S. Throughout the period, I looked for opportunities in one-year paper. I increased the fund's stake in that sector toward the end of the fiscal year because the supply of one-year paper was particularly heavy, leading to especially attractive yields. These purchases increased the average maturity of the fund to 55 days at the end of the period, longer than the average of its peers.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on July 31, 1999, was 2.61%, compared to 2.39% six months ago. The latest yield was the equivalent of a 4.55% taxable yield for New York investors in the 42.83% combined federal, state and New York City tax bracket and reflects that a portion of the fund's income was subject to state taxes. Through July 31, 1999, the fund's six-month total return was 1.26%, compared to 1.21% for the New York tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. The consensus of the market at the end of the period was that the Fed would raise rates again to take back two, if not three, of the
0.25 percentage point cuts it implemented in late 1998. Broad hints of inflation have sparked these concerns, including overall compensation and unit labor costs, as well as rising commodity prices. In addition, the weakening dollar could stimulate exports. We also saw a slowdown in non-farm productivity in the second quarter. Fed Chairman Alan Greenspan made clear in his July Humphrey-Hawkins testimony before Congress that if productivity slows it may lead to price pressures arising from tight labor markets. At this point, it appears possible that the economy will thrive and that wage pressures may continue to build, which may lead the Fed to raise rates in August and perhaps in October as well. Another consideration that might influence municipal securities is the Year 2000 issue. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
free from federal income tax
and New York State and City
income taxes, by investing in
short-term municipal securities
of all types

FUND NUMBER: 092

TRADING SYMBOL: FNYXX

START DATE: July 6, 1984

SIZE: as of July 31, 1999,
more than $1.3 billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 7/31/99  % OF FUND'S INVESTMENTS 1/31/99  % OF FUND'S INVESTMENTS 7/31/98

  0 - 30                  63.9                             78.0                             75.8

 31 - 90                  22.1                             12.1                             12.6

 91 - 180                 1.2                              6.9                              3.4

181 - 397                 12.8                             3.0                              8.2

WEIGHTED AVERAGE MATURITY

                         7/31/99                          1/31/99                          7/31/98

Fidelity New York
Municipal                55 DAYS                          33 Days                          38 Days
Money Market Fund

New York Tax-Free
Money                    53 DAYS                          40 Days                          47 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JULY 31, 1999                                          AS OF JANUARY 31, 1999

Variable Rate Demand Notes                                   Variable Rate Demand Notes
(VRDNs)                         52.1%                        (VRDNs)                           60.7%

Commercial Paper (including                                  Commercial Paper (including
CP Mode)                        25.8%                        CP Mode)                          21.0%

Tender Bonds                     5.1%                        Tender Bonds                       5.3%

Municipal Notes                 11.1%                        Municipal Notes                   10.7%

Other Investments                5.9%                        Other Investments                  2.3%

Row: 1, Col: 1, Value: 52.1                                  Row: 1, Col: 1, Value: 60.7
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 25.8                                  Row: 1, Col: 3, Value: 21.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.1                                   Row: 1, Col: 5, Value: 5.3
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 11.1                                  Row: 1, Col: 7, Value: 10.7
Row: 1, Col: 8, Value: 2.5                                   Row: 1, Col: 8, Value: 2.3



FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENTS JULY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - 92.4%

Albany County Arpt. Auth.        $ 2,800,000                        $ 2,800,000
Arpt. Rev. Participating
VRDN Series FR 7, 3.2%
(Liquidity Facility Bank of
New York NA) (b)(e)(f)

Albany County Ind. Dev. Auth.     695,000                            695,000
Ind. Dev. Rev. (Campus Plaza
7, Inc. Proj.) 3.25%, LOC
HSBC Bank USA, VRDN (b)(e)

Amherst Ind. Dev. Auth. Ind.      800,000                            800,000
Dev. Rev. (Maple Dev. Proj.)
Series 1986, 3.25%, LOC HSBC
Bank USA, VRDN (b)(e)

Amsterdam Ind. Dev. Agcy.         1,880,000                          1,880,000
Ind. Dev. Rev. (Longview
Fiber Co.) Series 1987,
3.1%, LOC ABN-AMRO Bank NV,
VRDN (b)

Babylon Ind. Dev. Rev.            3,200,000                          3,200,000
(Southern Container Corp.)
3.1%,  LOC Fleet Bank NA,
VRDN (b)(e)

Battery Park City Auth. Rev.      7,425,000                          7,425,000
Participating VRDN Series
FR/RI-25, 3.2% (Liquidity
Facility Bank of New York
NA) (b)(f)

Bedford Central School            4,000,000                          4,006,598
District TAN Series
1999-2000, 4% 11/12/99

Chautauqua County Ind. Dev.       300,000                            300,000
Auth. Rev. (Bush Industries,
Inc. Proj.) Series 84,
3.525%, LOC Mellon Bank NA,
Pittsburgh, VRDN (b)

Chemung County Ind. Dev.
Agcy. Ind. Dev. Rev.:

(McWayne, Inc. Proj.) Series      2,300,000                          2,300,000
1992 A, 3.35%, LOC Amsouth
Bank, Birmingham, VRDN (b)(e)

(MMARS Second Prog./Trayer        900,000                            900,000
Prod., Inc.) Series A,
3.25%, LOC HSBC Bank USA,
VRDN (b)(e)

Deer Park Union Free School       5,000,000                          5,023,974
District TAN Series 1999, 4%
6/26/00

Erie County Ind. Dev. Auth.       1,215,000                          1,215,000
Ind. Dev. Rev. (Uniland
Dev./Buffalo Campus) Series
1986 D, 3.25%, LOC HSBC Bank
USA, VRDN (b)(e)

Garden City Union Free School     3,000,000                          3,014,169
District TAN 4% 6/27/00

Half Hollow Hills Central         3,100,000                          3,116,366
School District TAN
(Huntington & Babylon) 4%
6/29/00

Hicksville Union Free School      11,800,000                         11,846,626
District TAN 4% 6/29/00

Honeoye Falls Lima Central        4,900,000                          4,905,790
School District BAN 3.25%
4/20/00

Huntington Union Free School      14,000,000                         14,065,950
District TAN 4% 6/29/00 (a)

Islip Gen. Oblig. BAN Series      7,700,000                          7,742,464
1999, 4% 7/14/00

Islip Ind. Dev. Agcy. Rev.        1,350,000                          1,350,000
(Interstate Litho Corp.)
Series 1996 A, 3.25%, LOC
HSBC Bank USA, VRDN (b)(e)

Jefferson County Ind. Dev.        2,600,000                          2,600,000
Agcy. Ind. Dev. Rev. (Fisher
Gauge Facilities) Series
1996, 3.15%, LOC Fleet Bank
NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

Katonah-Lewisboro Union Free     $ 4,600,000                        $ 4,600,900
School District TAN Series
1999-2000, 3.4% 10/15/99

Long Island Pwr. Auth.:

Participating VRDN:

Series 1998 10, 3.18%             10,740,000                         10,740,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

Series 1998 A, 3.24%              4,500,000                          4,500,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series 66, 3.18% (Liquidity       6,335,000                          6,335,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(f)

Series ML PA 544, 3.24%           8,250,000                          8,250,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series ML PT 1043, 3.24%          5,700,000                          5,700,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

Series MS 44, 3.18%               6,600,000                          6,600,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(b)(f)

Series PA 420, 3.24%              9,900,000                          9,900,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series PA 522, 3.24%              12,900,000                         12,900,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Elec. Sys. Sub. Rev.:

Series 1, 3.15%, LOC              48,100,000                         48,100,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, VRDN (b)

Bonds Series 3:

3.2% tender 8/26/99, LOC          4,000,000                          4,000,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

3.25% tender 10/13/99, LOC        3,400,000                          3,400,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Monroe County Gen. Oblig. BAN     5,250,000                          5,260,997
3.75% 7/21/00

Monroe County Ind. Dev. Agcy.
Rev.:

(Advent Tool & Mold) Series       520,000                            520,000
1990 D, 3.25%, LOC HSBC Bank
USA, VRDN (b)(e)

(Flower City Proj.) 3.35%,        4,200,000                          4,200,000
LOC Key Bank, NA, VRDN (b)(e)

(Illbruck Office Prod., Inc.)     3,230,000                          3,230,000
Series 1997, 3.05%, LOC Key
Bank, NA, VRDN (b)(e)

Muni. Assistance Corp. for        7,890,000                          8,016,710
New York City  Bonds Series
M, 5% 7/1/00

Nassau County Gen. Oblig. BAN:

Series 1999 A, 3.5% 8/17/99       10,000,000                         10,001,730

4.25% 5/16/00 (BPA Fleet          4,150,000                          4,171,428
Nat'l. Bank)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

Nassau County Ind. Dev. Agcy.    $ 4,930,000                        $ 4,930,000
Ind. Dev. Rev. (CR/PL, Inc.
Proj.) Series 1985, 3%, LOC
American Nat'l. Bank &
Trust, Chicago, VRDN (b)

New York City Gen. Oblig.:

Bonds:

Series 1994 C 3, 3%, tender       19,740,000                         19,740,000
9/1/99 (Liquidity Facility
Citibank, New York NA) (f)(g)

Series 1994 H 5:

3.25% tender 9/9/99 (MBIA         5,400,000                          5,400,000
Insured) (Liquidity Facility
State Street Bank & Trust
Co.), CP mode

3.3% tender 8/10/99 (MBIA         5,600,000                          5,600,000
Insured) (Liquidity Facility
Credit Agricole Indosuez),
CP mode

Series E, 5% 2/15/00              5,200,000                          5,247,873

Series H 3:

3.1% tender 8/16/99 (FSA          1,300,000                          1,300,000
Insured) (Liquidity Facility
State Street Bank & Trust
Co.), CP mode

3.15% tender 8/17/99 (FSA         3,500,000                          3,500,000
Insured) (Liquidity Facility
State Street Bank & Trust
Co.), CP mode

3.3% tender 8/10/99 (FSA          4,700,000                          4,700,000
Insured) (Liquidity Facility
State Street Bank & Trust
Co.), CP mode

3.3% tender 8/10/99 (FSA          5,500,000                          5,500,000
Insured) (BPA State Street
Bank & Trust Co.), CP mode

Series H, Subseries H 4,          2,000,000                          2,000,000
3.15% tender 9/14/99 (AMBAC
Insured) (Liquidity Facility
KBC Bank, NV), CP mode

Participating VRDN:

Series FR/RI 33, 3.2%             6,000,000                          6,000,000
(Liquidity Facility Bank of
New York NA) (b)(f)

Series PT 1027, 3.24%             4,390,000                          4,390,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

Series 1992 B, 3.7% (FGIC         1,000,000                          1,000,000
Insured), VRDN (b)

Series 1993 E5, 3.5%, LOC         2,100,000                          2,100,000
Morgan Guaranty Trust Co.,
NY, VRDN (b)

Series 1994 A4, 3.4%, LOC         2,050,000                          2,050,000
Chase Manhattan Bank, VRDN
(b)

Series 1994 A7, 3.5%, LOC         2,400,000                          2,400,000
Morgan Guaranty Trust Co.,
NY, VRDN (b)

Series 1994 E4, 3.5%, LOC         2,200,000                          2,200,000
State Street Bank & Trust
Co., VRDN (b)

Series 1994 E5, 3.5%, LOC         1,400,000                          1,400,000
Morgan Guaranty Trust Co.,
NY, VRDN (b)

Series 1994 E6, 3.5% (FGIC        5,500,000                          5,500,000
Insured), VRDN (b)

Series 1995 F4, 2.9%, LOC         4,400,000                          4,400,000
Landesbank Hessen-Thuringen,
VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Hsg. Dev. Corp.
Multi-family Rental Hsg. Rev.:

(Brittany Dev.) Series 1999      $ 14,600,000                       $ 14,600,000
A, 3% (92nd Realty Co.)
(Fannie Mae Guaranteed),
VRDN (b)(e)

(Columbus Place) Series A, 3%     48,700,000                         48,700,000
(400 West 59th Street)
(Fannie Mae Guaranteed),
VRDN (b)(e)

(West 43rd Street) Series         22,100,000                         22,100,000
1999 A, 3% (Fannie Mae
Guaranteed), VRDN (b)(e)

New York City Ind. Dev. Agcy.     2,625,000                          2,625,000
Civic Fac. Rev. (Peninsula
Hosp. Ctr.) Series 1998,
3.3%, LOC Chase Manhattan
Bank, VRDN (b)

New York City Ind. Dev. Agcy.
Ind. Dev. Rev.:

Participating VRDN:

Series 1996 H, 3.24%              1,710,000                          1,710,000
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(f)

Series 1997 E, 3.24%              5,020,000                          5,020,000
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(f)

Series 1997 H, 3.24%              3,700,000                          3,700,000
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(f)

(Linear Ltg. Proj.) 3.15%,        3,500,000                          3,500,000
LOC Chase Manhattan Bank,
VRDN (b)(e)

New York City Muni. Wtr. Fin.
Auth.:

Participating VRDN:

Series FR 6, 3.2% (Liquidity      1,800,000                          1,800,000
Facility Bank of New York
NA) (b)(f)

Series PA 441, 3.19%              7,320,000                          7,320,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series PA 454, 3.19%              6,995,000                          6,995,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series PA 523, 3.19%              10,340,000                         10,340,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series PT 1032, 3.19%             18,700,000                         18,700,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(f)

Series SGB 25, 3.16%              28,600,000                         28,600,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SGB 26, 3.16%              3,600,000                          3,600,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Series 1, 3.2% 9/14/99, LOC       5,300,000                          5,300,000
Commerzbank AG, LOC Toronto
Dominion Bank, LOC Bank of
Nova Scotia, CP

Series 3, 3.15% 9/9/99, LOC       4,000,000                          4,000,000
Commerzbank AG, LOC Toronto
Dominion Bank, LOC Bank of
Nova Scotia, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Muni. Wtr. Fin.
Auth.: - continued

Series 4:

3.15% 9/9/99, LOC                $ 10,800,000                       $ 10,800,000
Westdeutsche Landesbank
Girozentrale, CP

3.3% 9/23/99, LOC                 13,100,000                         13,100,000
Westdeutsche Landesbank
Girozentrale, CP

Series 5, 3.4% 9/17/99, LOC       12,000,000                         12,000,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, LOC
Landesbank Hessen-Thuringen,
CP

Series 5B, 3.35% 9/23/99, LOC     18,300,000                         18,300,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, LOC
Landesbank Hessen-Thuringen,
CP

New York City Transitional
Fin. Auth.:

Participating VRDN:

Series 1995, 3.18% (Liquidity     17,515,000                         17,515,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(f)

Series PA 431, 3.19%              7,495,000                          7,495,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series A1, 3% (Liquidity          6,000,000                          6,000,000
Facility Morgan Guaranty
Trust Co., NY), VRDN (b)

New York Metro. Trans. Auth.      6,700,000                          6,700,000
Bonds 3%, tender 9/1/99
(Liquidity Facility
Citibank, New York NA) (f)(g)

New York Metro. Trans. Auth.
Trans. Facilities Rev.:

Bonds Series PA 477R, 3.6%,       5,470,000                          5,470,000
tender 2/17/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.) (f)(g)

Series A:

3% 8/10/99, LOC ABN-AMRO Bank     25,600,000                         25,600,000
NV, CP

3.3% 8/9/99, LOC ABN-AMRO         9,800,000                          9,800,000
Bank NV, CP

Series B:

3% 9/7/99, LOC ABN-AMRO Bank      18,800,000                         18,800,000
NV, CP

3.05% 8/12/99, LOC ABN-AMRO       3,100,000                          3,100,000
Bank NV, CP

3.1% 9/15/99, LOC ABN-AMRO        4,900,000                          4,900,000
Bank NV, CP

3.15% 9/14/99, LOC ABN-AMRO       12,100,000                         12,100,000
Bank NV, CP

Series CP 1:

3.1% 9/3/99, LOC ABN-AMRO         25,000,000                         25,000,000
Bank NV, CP

3.2% 9/8/99, LOC ABN-AMRO         9,000,000                          9,000,000
Bank NV, CP

3.35% 10/6/99, LOC ABN-AMRO       4,000,000                          4,000,000
Bank NV, CP

3.45% 1/27/00, LOC ABN-AMRO       12,300,000                         12,300,000
Bank NV, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Revs.:

Participating VRDN:

Series 97C3202, 3.14%            $ 3,800,000                        $ 3,800,000
(Liquidity Facility
Citibank, New York NA) (b)(f)

Series PA 341, 3.19%              2,820,000                          2,820,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series PT 1067, 3.19%             10,300,000                         10,300,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

(Cornell Univ.) Series 1990       2,600,000                          2,600,000
B, 3.4% (BPA Morgan Guaranty
Trust Co., NY), VRDN (b)

Series 1997, 3% 8/18/99, CP       4,600,000                          4,600,000

3.4% 10/12/99, CP                 7,300,000                          7,300,000

New York State Energy
Research & Dev. Auth.:

Participating VRDN:

Series 43, 3.23% (Liquidity       4,995,000                          4,995,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(e)(f)

Series 943202, 3.14%              12,700,000                         12,700,000
(Liquidity Facility
Citibank, New York NA) (b)(f)

Series FR/RI 9, 3.2%              10,900,000                         10,900,000
(Liquidity Facility Bank of
New York NA) (b)(f)

Poll. Cont. Rev. Bonds (New       7,345,000                          7,345,000
York State Elec. & Gas
Corp.) Series 1985 A, 3%,
tender 3/15/00, LOC Morgan
Guaranty Trust Co., NY

New York State Envir.             5,100,000                          5,100,000
Facilities Corp. Revolving
Fund Rev. Participating VRDN
Series 943202, 3.14%
(Liquidity Facility
Citibank, New York NA) (b)(f)

New York State Gen. Oblig.:

Bonds 3.3% tender 10/14/99,       11,700,000                         11,700,000
LOC Morgan Guaranty Trust
Co., NY, LOC Bayerische
Landesbank Girozentrale,
LOC Landesbank
Hessen-Thuringen, CP mode

Series V, 3% 8/10/99, CP          14,500,000                         14,500,000

New York State Hsg. Fin.
Agcy. Rev.:

(240 East 39th Street) Series     11,300,000                         11,300,000
1997 A, 3%, LOC Chase
Manhattan Bank, VRDN (b)(e)

(250 West 50th Street Hsg.)
Series 1997 A:

3%, VRDN (b)(e)                   18,000,000                         18,000,000

3%, LOC Fleet Bank NA, VRDN       18,000,000                         18,000,000
(b)(e)

(South Cove Plaza) Series A,      13,000,000                         13,000,000
2.95%, (Dematteis Battery
Park Assoc. LLC)  LOC HSBC
Bank USA, VRDN (b)(e)

(Tallyrand Cresent Hsg.)          9,200,000                          9,200,000
Series 1999 A, 3%,  LOC
Fleet Bank NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Local Govt.
Assistance Corp.
Participating VRDN:

Series PT 1040, 3.19%            $ 14,495,000                       $ 14,495,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(f)

Series SG 99, 3.19%               9,250,000                          9,250,000
(Liquidity Facility Societe
Generale, France) (b)(f)

New York State Med. Care          5,899,000                          5,899,000
Facilities Fin. Agcy. Rev.
Participating VRDN Series PA
89, 3.19% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(f)

New York State Mtg. Agcy.
Participating VRDN:

Series FR/RI 24, 3.25%            8,400,000                          8,400,000
(Liquidity Facility Bank of
New York NA) (b)(e)(f)

Series PA 410, 3.24%              4,720,000                          4,720,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

Series PA 87, 3.24%               1,880,000                          1,880,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

Series PT 108, 3.24%              3,500,000                          3,500,000
(Liquidity Facility Banco
Santander SA) (b)(e)(f)

Series PT 11, 3.24%               1,865,000                          1,865,000
(Liquidity Facility
Commerzbank AG) (b)(e)(f)

Series PT 15 A, 3.24%             6,880,000                          6,880,000
(Liquidity Facility
Commerzbank AG) (b)(e)(f)

Series PT 15 B, 3.24%             3,220,000                          3,220,000
(Liquidity Facility
Commerzbank AG) (b)(e)(f)

Series PT 26, 3.24%               3,125,000                          3,125,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

New York State Pwr. Auth.:

Bonds 2.9%, tender 9/1/99         27,680,000                         27,680,000

Series 1:

3.35% 10/8/99, CP                 13,000,000                         13,000,000

3.35% 10/13/99, CP                12,550,000                         12,550,000

Series 2:

3.15% 8/24/99, CP                 11,100,000                         11,100,000

3.15% 9/1/99, CP                  12,100,000                         12,100,000

3.15% 9/8/99, CP                  9,850,000                          9,850,000

3.2% 10/5/99, CP                  14,600,000                         14,600,000

Series 4, 3.3% 8/11/99, CP        9,550,000                          9,550,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Thruway Auth.     $ 11,800,000                       $ 11,800,000
Participating VRDN Series SG
121, 3.19% (Liquidity
Facility Societe Generale,
France) (b)(f)

New York State Thruway Auth.
Hwy. & Bridge Trust Fund
Bonds:

Series A, 4% 4/1/00 (FGIC         9,000,000                          9,056,082
Insured)

Series B, 4% 4/1/00               10,000,000                         10,048,554

New York State Urban Dev.
Corp. Rev. Participating VRDN:

Series FR/RI 26, 3.2%             8,975,000                          8,975,000
(Liquidity Facility Bank of
New York NA) (b)(f)

Series SG 33, 3.19%               3,650,000                          3,650,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Niagara Falls Bridge & Toll       2,675,000                          2,675,000
Commission Participating
VRDN Series 1993 B PA 488,
3.19% (Liquidity Facility
Merrill Lynch & Co., Inc.)
(b)(f)

Northport-East Northport          10,200,000                         10,248,943
Union Free School District
TAN Series 1999-2000, 4%
6/30/00

Oneida County Ind. Dev. Agcy.     2,315,000                          2,315,000
Rev. (Utica Corp.) Series
1996, 3.15%, LOC Fleet Bank
NA, VRDN (b)(e)

Oswego County Ind. Dev. Agcy.     9,500,000                          9,500,000
Poll. Cont. Rev. Rfdg.
(Philip Morris Co.) 3.2%,
VRDN (b)

Oyster Bay Gen. Oblig. BAN        5,000,000                          5,003,637
3.75% 10/1/99

Plainedge Union Free School       4,000,000                          4,014,806
District TAN Series 1999, 4%
6/30/00

Riverhead Ind. Dev. Auth.         4,200,000                          4,200,000
Ind. Dev. Rev. (Adchem Corp.
Facility) Series 1998, 3.2%,
LOC European Amern Bank
Uniondale, VRDN (b)(e)

Rochester Gen. Oblig. BAN         19,000,000                         19,058,749
Series 1999 I, 3.5% 3/8/00

Roslyn Union Free School          2,000,000                          2,009,680
District TAN 4% 6/29/00

Saint Lawrence County Ind.        6,400,000                          6,400,000
Dev. Agcy. Envir. Impt. Rev.
(Reynolds Metals Proj.)
2.97%, LOC Royal Bank of
Canada, VRDN (b)(e)

Saint Lawrence County Ind.        5,000,000                          5,000,000
Dev. Auth. Envir. Facilities
(Aluminum Co. of America
Proj.) Series 1998 A, 3.2%,
VRDN (b)(e)

Schenectady County Ind. Dev.      1,800,000                          1,800,000
Agcy. Rev. (Super Steel
Schenectady Proj.) Series
1996 A, 3.05%, LOC Key Bank,
NA, VRDN (b)(e)

South Huntington Union Free       12,700,000                         12,762,206
School District TAN Series
1999-2000, 4% 6/30/00

Suffolk County Ind. Dev.          2,760,000                          2,760,000
Agcy. Civic Facilities Rev.
(Maryhaven Ctr. of Hope)
Series 1997 A, 3.2%, LOC Key
Bank, NA, VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

Syracuse Gen. Oblig. RAN         $ 7,450,000                        $ 7,493,635
4.25% 6/30/00 (BPA Fleet
Nat'l. Bank)

Three Village Central School      8,500,000                          8,542,734
District TAN Series
1999-2000, 4% 6/30/00

Wyoming County Ind. Dev.          410,000                            410,000
Agcy. Ind. Dev. Rev.
(American Precision) Series
1988 A, 3.25%, LOC HSBC Bank
USA, VRDN (b)(e)

                                                                     1,229,109,601

NEW YORK & NEW JERSEY - 4.2%

Port Auth. New York & New
Jersey:

Participating VRDN Series SG      5,100,000                          5,100,000
52, 3.24% (Liquidity
Facility Societe Generale,
France) (b)(e)(f)

Series 1996 1, 3.1%, VRDN (b)     5,000,000                          5,000,000

Series 1996 4, 3.1%, VRDN (b)     4,200,000                          4,200,000

Series 1997 1C, 3.1%, VRDN (b)    3,800,000                          3,800,000

Series 1997 2, 3.2%, VRDN         1,600,000                          1,600,000
(b)(e)

Series 1997 3A, 3.1%, VRDN (b)    10,200,000                         10,200,000

Series 1997 4A, 3.2%, VRDN        2,300,000                          2,300,000
(b)(e)

Series 3, 3.1%, VRDN (b)          6,600,000                          6,600,000

Series A, 3.1% 9/10/99, CP (e)    1,800,000                          1,800,000

Port Auth. of New York & New
Jersey Participating VRDN:

Series 6, 3.24% (Liquidity        6,200,000                          6,200,000
Facility Societe Generale,
France) (b)(e)(f)

Series SG 117, 3.24%              8,755,000                          8,755,000
(Liquidity Facility Societe
Generale, France) (b)(e)(f)

                                                                     55,555,000

                                 SHARES

OTHER - 3.4%

Municipal Central Cash Fund       45,845,169                         45,845,169
(c)(d)

TOTAL INVESTMENT IN                                                $ 1,330,509,770
SECURITIES - 100%

Total Cost for Income Tax Purposes                                 $ 1,330,510,330


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.20%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                      ACQUISITION DATE  COST

New York City Gen. Oblig.     3/1/99            $ 19,740,000
Bonds Series 1994 C 3, 3%,
tender 9/1/99 (Liquidity
Facility Citibank, New York
NA)

New York Metro. Trans. Auth.  3/1/99            $ 6,700,000
Bonds 3%, tender 9/1/99
(Liquidity Facility
Citibank, New York NA)

New York Metro. Trans. Auth.  7/1/99            $ 5,470,000
Trans. Facilities Rev. Bonds
Series PA 477R, 3.6%, tender
2/17/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $31,910,000 or 2.4% of net assets.

INCOME TAX INFORMATION

At January 31, 1999, the fund had a capital loss carryforward of approximately $129,000 of which $38,000, $3,000, $33,000, $50,000 and
$5,000 will expire on January 31, 2001, 2004, 2005, 2006 and 2007, respectively.

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 1,330,509,770
value -  See accompanying
schedule

Receivable for investments                   6,200,510
sold

Receivable for fund shares                   14,314,159
sold

Interest receivable                          7,210,797

Prepaid expenses                             22,350

 TOTAL ASSETS                                1,358,257,586

LIABILITIES

Payable to custodian bank      $ 160,726

Payable for investments         22,631,020
purchased Regular delivery

 Delayed delivery               13,965,485

Payable for fund shares         10,487,472
purchased

Distributions payable           59,492

Accrued management fee          407,117

Other payables and accrued      225,686
expenses

 TOTAL LIABILITIES                           47,936,998

NET ASSETS                                  $ 1,310,320,588

Net Assets consist of:

Paid in capital                             $ 1,310,431,388

Accumulated net realized gain                (110,800)
(loss) on investments

NET ASSETS, for 1,310,266,097               $ 1,310,320,588
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($1,310,320,588
(divided by) 1,310,266,097
shares)

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED JULY 31,
                                        1999 (UNAUDITED)

INTEREST INCOME                             $ 19,819,881

EXPENSES

Management fee                 $ 2,450,287

Transfer agent fees             983,695

Accounting fees and expenses    79,965

Non-interested trustees'        1,981
compensation

Custodian fees and expenses     31,641

Registration fees               32,121

Audit                           9,448

Legal                           6,072

Miscellaneous                   26,811

 Total expenses before          3,622,021
reductions

 Expense reductions             (8,058)      3,613,963

NET INTEREST INCOME                          16,205,918

NET REALIZED GAIN (LOSS) ON                  18,225
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 16,224,143
RESULTING FROM OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                $ 6,995
credits

 Transfer agent credits                      1,063

                                            $ 8,058

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JULY 31,  YEAR ENDED JANUARY 31, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 16,205,918               $ 32,210,520

 Net realized gain (loss)         18,225                     (2,262)

 NET INCREASE (DECREASE) IN       16,224,143                 32,208,258
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (16,205,918)               (32,210,520)
from net interest income

Share transactions at net         2,363,464,783              3,575,190,769
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  13,965,042                 31,407,887
distributions from net
interest income

 Cost of shares redeemed          (2,323,531,909)            (3,432,834,121)

 NET INCREASE (DECREASE) IN       53,897,916                 173,764,535
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       53,916,141                 173,762,273
IN NET ASSETS

NET ASSETS

 Beginning of period              1,256,404,447              1,082,642,174

 End of period                   $ 1,310,320,588            $ 1,256,404,447


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JULY 31, 1999  YEARS ENDED JANUARY 31,

                                 (UNAUDITED)                     1999                    1998         1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                         $ 1.000                 $ 1.000      $ 1.000    $ 1.000
period

Income from Investment            .013                            .029                    .031         .029       .033
Operations Net interest
income

Less Distributions

From net interest income          (.013)                          (.029)                  (.031)       (.029)     (.033)

Net asset value, end of period   $ 1.000                         $ 1.000                 $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN B                    1.26%                           2.91%                   3.13%        2.94%      3.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,310,321                     $ 1,256,404             $ 1,082,642  $ 880,075  $ 822,866
(000 omitted)

Ratio of expenses to average      .57% A                          .58%                    .61%         .61%       .62%
net assets

Ratio of net interest income      2.53% A                         2.86%                   3.10%        2.89%      3.26%
to average net assets



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED JANUARY 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .024
Operations Net interest
income

Less Distributions

From net interest income          (.024)

Net asset value, end of period   $ 1.000

TOTAL RETURN B                    2.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 737,282
(000 omitted)

Ratio of expenses to average      .60%
net assets

Ratio of net interest income      2.42%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan New York Municipal Income Fund (the income fund) is a fund of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the money market funds) are funds of Fidelity New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of New York. The following summarizes the significant accounting policies of the income fund and the money market funds:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $81,443,266 and $63,462,460, respectively.

The market value of futures contracts opened and closed during the period amounted to $85,450,472 and $73,458,245, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the funds' investment adviser for the income fund and Fidelity New York Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .38% of average net

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MANAGEMENT FEE - CONTINUED

assets for the income fund and Fidelity New York Municipal Money
Market Fund.

As Spartan New York Municipal Money Market Fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to Spartan New York Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from the fund's shareholders which amounted to $3,103 for the period.

SUB-ADVISER FEE. As the money market and the income (effective January 1, 1999) funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for the Fidelity New York Municipal Money Market Fund Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .08% and .15% of average net assets for the income fund and Fidelity New York Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MONEY MARKET INSURANCE - CONTINUED

if covered losses exceed certain levels. Fidelity New York Municipal Money Market Fund paid premiums of $53,639 to FIDFUNDS, which are being amortized over one year. FMR has borne the cost of Spartan New York Municipal Money Market Fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

The income fund and Fidelity New York Municipal Money Market Fund have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

FMR has entered into an arrangement on behalf of Spartan New York Municipal Money Market Fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $18,764 under these arrangements.

INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Norman U. Lind, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President -
MONEY MARKET FUNDS
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant
Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*  INDEPENDENT TRUSTEES

NYS-SANN-0999  83615
1.536272.102

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
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 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
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